Post-Effective Amendment No. 28
      As filed with the Securities and Exchange Commission on April 30, 1998


                                                       Registration Nos. 2-74906
                                                                        811-3323
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
                        POST-EFFECTIVE AMENDMENT No. 28                    |X|


                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|
                               AMENDMENT No. 17                            |X|
                        (Check appropriate box or boxes)


                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT A
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                 201 Park Avenue South, New York, New York 10003
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8259

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                              201 Park Avenue South
                            New York, New York 10003
                     (Name and address of agent for service)

                              --------------------

      It is proposed that this filing will be effective (check appropriate box):
           |_|   immediately upon filing pursuant to paragraph (b) of Rule 485

           |X|   on May 1, 1998 pursuant to paragraph (b) of Rule 485

           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date)pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------


The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most fiscal year was filed on March 25, 1998.







================================================================================

                         THE GUARDIAN SEPARATE ACCOUNT A

                       Registration Statement on Form N-4

Form N-4 Item No.                                                Location

Part A
Item 1.     Cover Page....................................        Cover

Item 2.     Definitions...................................        Glossary of Special Terms Used in This
                                                                  Prospectus

Item 3.     Synopsis......................................        Summary of the Contracts; Expense Table

Item 4.     Condensed Financial Information...............        Condensed Financial Information

Item 5.     General Description of Registrant,
                Depositor and Portfolio Companies.........        Descriptions of GIAC and the Separate
                                                                  Account; Descriptions of the Variable
                                                                  Investment Options; Description of the
                                                                  Fixed-Rate Option; Voting Rights

Item 6.     Deductions....................................        Charges and Deductions; Distribution of
                                                                  the Contracts

Item 7.     General Description of Variable Annuity
               Contracts..................................        Descriptions of the Contracts

Item 8.     Annuity Period................................        Annuity Period

Item 9.     Death Benefit.................................        Pre-Retirement Death Benefit;
                                                                  Accumulation Period; Annuity Period

Item 10.    Purchases and Contract Value..................        Descriptions of the Contracts

Item 11.    Redemptions...................................        Surrenders and Partial Withdrawals; Right
                                                                  to Cancel the Contract

Item 12.    Taxes.........................................        Federal Tax Matters

Item 13.    Legal Proceedings.............................        Legal Proceedings

Item 14.    Table of Contents of the Statement of
               Additional Information.....................        Additional Information

Part B

Item 15.    Cover Page....................................        Cover Page

Item 16.    Table of Contents.............................        Table of Contents

Item 17.    General Information and History...............        Not Applicable

Item 18.    Services......................................        Services to Separate Account

Item 19.    Purchase of Securities Being Offered..........        Valuation of Assets of the Separate
                                                                  Account; Transferability Restrictions

Item 20.    Underwriters..................................        Services to Separate Account

Item 21.    Calculation of Performance Data...............        Calculation of Yield Quotations for The
                                                                  Guardian Cash Fund

Item 22.    Annuity Payments..............................        Annuity Payments

Item 23.    Financial Statements..........................        Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                                                      PROSPECTUS


                                                                     May 1, 1998


                 INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS

                                   Offered by

                 The Guardian Insurance & Annuity Company, Inc.

      The Individual Deferred Variable Annuity Contracts ("Individual Contracts") and Group Deferred Variable Annuity Contract (the "Group Contract") (collectively, the "Contracts") described in this Prospectus are offered and issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") and are designed to provide annuity benefits under retirement programs entitled to Federal income tax benefits for individual purchasers and for group pension or profit sharing plans and under deferred compensation plans and other retirement plans which do not qualify for Federal tax benefits under the Internal Revenue Code of 1986, as amended (the "Code").


      Net Premium Payments for the Contracts may be allocated in up to six of the Contract's allocation options under which Contract values accumulate on either a variable or fixed basis. These options consist of the ten mutual fund investment divisions of The Guardian Separate Account A (the "Separate Account") and the Fixed-Rate Option (available only to purchasers of a Single Premium Payment Contract). Contractowner allocations to the divisions of the Separate Account will be invested in the shares of the following underlying mutual funds:
The Guardian Stock Fund, Inc., The Guardian Bond Fund, Inc., The Guardian Cash Fund, Inc., The Guardian Small Cap Stock Fund, Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund, Value Line Strategic Asset Management Trust, Value Line Centurion Fund, Inc., Gabelli Capital Asset Fund and MFS Growth With Income Series (collectively referred to as the "Funds"). Contract values allocated to any of the Investment Divisions (referred to as the "Variable Investment Options") will vary to reflect the investment performance of such divisions. Net Premium Payments allocated to the Fixed-Rate Option will accumulate on a fixed basis, with principal and minimum interest guaranteed by GIAC.


      Two types of Individual Contracts are described in this Prospectus: (1) a Single Premium Payment Contract (minimum purchase of $3,000) and (2) a Flexible Premium Payment Contract (minimum initial purchase of $500). The Individual Contracts may be issued under certain retirement plans which qualify for Federal tax benefits under Sections 401, 403 or 408 of the Code. Following the date pre-selected by the Contractowner for the payments to begin, these payments may commence under one of the annuity options provided in the Contracts. The Individual Contracts provide for a minimum pre-retirement death benefit.

                                                        (continued on next page)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS FOR EACH OF THE FOLLOWING VARIABLE INVESTMENT OPTIONS: THE GUARDIAN STOCK FUND, THE GUARDIAN BOND FUND, THE GUARDIAN CASH FUND, THE GUARDIAN SMALL CAP STOCK FUND, BAILLIE GIFFORD INTERNATIONAL FUND, BAILLIE GIFFORD EMERGING MARKETS FUND, VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST, VALUE LINE CENTURION FUND, GABELLI CAPITAL ASSET FUND AND MFS GROWTH WITH INCOME SERIES.


          Please Read This Prospectus And Keep It For Future Reference.

(continued from previous page)

      The Group Contract is designed for use with several types of tax-qualified plans and other plans receiving favorable Federal tax treatment, including retirement plans established by corporate employers under Section 401 of the Code and certain deferred compensation plans under Section 457 of the Code and may be purchased for a minimum of $5,000. The Group Contract also provides for annuities to begin at selected future dates on a basis as elected by the Contractowner in accordance with a plan or trust.


      This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information concerning the Contracts and the Separate Account is available for free by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 or by calling 1-800-221-3253. The Statement of Additional Information, which is also dated May 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents for the Statement of Additional Information is included at the end of this Prospectus.


                 The Contracts are not available in all states.

                             CONTENTS OF PROSPECTUS


                                                                            Page
                                                                            ----
      Glossary of Special Terms Used in This Prospectus..................    3
      Summary of the Contracts...........................................    5
      Expense Table......................................................    7
      Condensed Financial Information....................................   10
      Descriptions of GIAC and the Separate Account......................   14
      Descriptions of the Variable Investment Options....................   15
      Description of the Fixed-Rate Option...............................   18
      Descriptions of the Contracts......................................   19
            Individual Contracts.........................................   19
            Group Contract...............................................   19
            Method of Purchase...........................................   19
            Charges and Deductions.......................................   20
            Pre-Retirement Death Benefit.................................   22
            Optional Enhanced Death Benefit..............................   22
            Accumulation Period..........................................   23
            Annuity Period...............................................   23
            Transfers of Contract Values.................................   25
            Surrenders and Partial Withdrawals...........................   26
            Other Important Contract Information.........................   27
      Federal Tax Matters................................................   28
            General Information..........................................   28
            Non-Qualified Contracts......................................   28
            Qualified Contracts .........................................   30
            Other Tax Considerations.....................................   33
      Voting Rights......................................................   34
      Distribution of the Contracts......................................   34
      Right to Cancel the Contract.......................................   35
      Year 2000 Compliance...............................................   35
      Legal Proceedings..................................................   35
      Additional Information.............................................   35


      NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR THE ACCOMPANYING PROSPECTUSES FOR THE VARIABLE INVESTMENT OPTIONS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OTHER THAN THE REGISTERED SECURITIES TO WHICH IT RELATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

      Accumulation Period: The period between the initial purchase date of the Contract and the Retirement Date.

      Accumulation Unit: A unit of measure used to determine the value of a Contractowner's interest under the Contract before the Retirement Date. The Contract has two types of Accumulation Units: Variable Accumulation Units and Fixed Accumulation Units.

      Accumulation Value: The value of the Variable Accumulation Units plus any Fixed Accumulation Units under the Contract.

      Annuitant: The person upon whose life annuity payments are based (normally the recipient of annuity payments) and upon whose death, prior to the Retirement Date, benefits under the Contract are paid.

      Annuity: A series of periodic payments made for the lifetime of the Annuitant with or without payments certain for a fixed period or for the joint lifetimes of the Annuitant and another person and thereafter during the lifetime of the survivor.

      Annuity Payments: Periodic payments made by GIAC to the Contractowner at regular intervals after the Retirement Date.

      Annuity Unit: A unit of measure used to determine the amount of the variable Annuity Payments.

      Beneficiary: The person to whom benefits may be paid upon the Contractowner's or the Annuitant's death. In the event a beneficiary is not designated, the Contractowner or the estate of the Contractowner is the beneficiary.

      Contract Anniversary Date: The annual anniversary measured from the issue date of the Contract.

      Contractowner: The person or entity designated as the owner in the Contract.

      Fixed-Rate Option: A deposit option to which owners of Single Premium Payment Contracts may allocate Net Premium Payments for investment in the general account of GIAC and under which GIAC guarantees that the amount deposited will not decline in value and that interest will be added at a rate declared periodically in advance.


      Funds: The ten diversified open-end management investment companies or series thereof underlying the Contracts. Contractowners may allocate Net Premium Payments and Accumulation Values to the Funds through the corresponding Investment Divisions of the Separate Account. The Funds currently available under the Contracts are: The Guardian Stock Fund, The Guardian Bond Fund, The Guardian Cash Fund, The Guardian Small Cap Stock Fund, Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund, Value Line Strategic Asset Management Trust, Value Line Centurion Fund, Gabelli Capital Asset Fund and MFS Growth With Income Series.


      Investment Division: A division of the Separate Account, the assets of which consist solely of shares of one of the Funds underlying the Contract.

      Net Premium Payments: A purchase payment or premium paid by the Contractowner to GIAC in accordance with the Contract, less any applicable premium taxes. Net Premium Payments are credited to Investment Divisions of the Separate Account or the Fixed-Rate Option.

      Participant: An eligible employee who participates in a group pension, profit sharing or other retirement plan which qualifies for Federal tax benefits under the Code.

      Retirement Date: The date on which Annuity Payments under the Contract commence.

      Surrender Value: The amount payable to the Contractowner or other payee upon termination of the Contract, other than by the Annuitant's or Contractowner's death.

      Valuation Period: The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of these values.

      Variable Annuity: An annuity providing for payments varying in amount to reflect the investment experience of the applicable Variable Investment Options selected by the Contractowner.

      Variable Investment Options: The Funds constitute the Variable Investment Options (as distinguished from the Fixed-Rate Option) available under the Contract for allocations of Net Premium Payments and Accumulation Values.

                            SUMMARY OF THE CONTRACTS

      The Contracts described in this Prospectus are designed to provide annuity benefits in accordance with the Annuity Payout Option selected and the retirement plan, if any, under which a Contract has been issued. The Contracts provide several underlying allocation options through which the Contractowner may pursue his or her investment objectives. If the Contractowner selects the Annuity Payout Option that provides for monthly payments during the lifetime of the Annuitant, GIAC promises to make Annuity Payments continuously for the life of the Annuitant under the Contract even if such Annuitant outlives the life expectancy used in computing the Annuity. While GIAC is obligated to make such Annuity Payments regardless of the longevity of the Annuitant, the amount of variable annuity payments is not guaranteed. (See "Annuity Payout Options," page 24.) With respect to amounts attributable to the Variable Investment Options, no assurance can be given that the value of the Contracts during the Accumulation Period, or the aggregate amount of Annuity Payments made under the Contracts, will equal or exceed the Net Premium Payments made to such Variable Investment Options.

      GIAC provides for variable accumulations and benefits under the Contracts by crediting Net Premium Payments to one or more of the Investment Divisions of the Separate Account as selected by the Contractowner. The Investment Divisions of the Separate Account correspond to the Funds offered under the Contracts. A Contractowner may select up to six of the Variable Investment Options or, if available to the Contractowner, the Fixed-Rate Option and five Variable Investment Options. (See "Descriptions of the Variable Investment Options," page 15.) To the extent Net Premium Payments from a Single Premium Payment Contract are credited to the Fixed-Rate Option, GIAC provides for fixed accumulations and benefits. (See "Description of the Fixed-Rate Option," page 18.) The value of the Contract prior to the Retirement Date and the amount accumulated to provide Annuity Payments will depend upon the investment performance of the Variable Investment Options selected by the Contractowner during the Accumulation Period, except for amounts allocated to the Fixed-Rate Option. These latter amounts will accrue interest at a rate not less than the minimum interest rate specified in the Contract. (See "Accumulation Period," page 23 and "Annuity Period," page 23.) The investment risk under the Contract is borne by the Contractowner except to the extent that Net Premium Payments are allocated to the Fixed-Rate Option where the investment risk is borne by GIAC.

      Transfers among the Investment Divisions of the Separate Account are permitted before and after the Retirement Date, subject to certain conditions and in accordance with any applicable retirement plan. Certain restrictions apply to transfers to or from the Fixed-Rate Option. (See "Transfers of Contract Values," page 25.)

      The Contracts contain the following additional features which are described in more detail in this Prospectus

         (1) No sales charges are deducted from Contract payments. However, if part or all of the Accumulation Value is withdrawn during certain periods of time following the payment of premiums, GIAC will deduct from such Accumulation Value a contingent deferred sales charge ranging from 1.0% to 5.0%. The percentage amount and the length of time for which this charge is applicable depends upon the particular Contract purchased. A federal income tax penalty may be imposed on surrenders or partial withdrawals. (See "Charges and Deductions," page 20, "Surrenders and Partial Withdrawals," page 26 and "Federal Tax Matters," page 28.

         (2) Withdrawals from Contracts issued in connection with Section 403(b) qualified plans are restricted under the Code. (See "Qualified Contracts -- Section 403(b) Plans," page 31, for information about the circumstances under which withdrawals may be made from such Contracts.)

         (3) Charges for the assumption by GIAC of the mortality and expense risks under the Contracts, the administrative expenses incurred by GIAC and state premium taxes, if any, are deducted from the Accumulation Value of the Contracts. (See "Charges and Deductions," page 20.) In addition, the Funds impose certain charges against their respective assets. (See the applicable Fund prospectus for information about these charges.)


         (4) In certain states, the Contractowner may cancel an individual Contract no later than ten (10) days (twenty (20) days in a limited number of states) after receiving it by returning the Contract along with a written notice of cancellation to GIAC. (See "Right to Cancel the Contract," page 35.) Certain Federal income tax advantages are currently available to retirement plans which qualify either under Sections 401 or 403 of the Code or as individual retirement account plans established under Section 408 or Section 408A of the Code. Individual Contracts are also available in connection with state and municipal deferred compensation plans under Section 457 of the Code and under other deferred compensation arrangements, and are also offered under other retirement plans which may not qualify for similar tax advantages. (See "Federal Tax Matters," page 28.)

--------------------------------------------------------------------------------
                                  EXPENSE TABLE
--------------------------------------------------------------------------------
CONTRACTOWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:....... None
Exchange Fee:............................ None

Contingent Deferred Sales Charge:

(1) Single Premium Payment Contracts:*

In connection with Single Premium Payment Contracts, the following charges will be assessed upon amounts withdrawn during the first seven Contract years measured from the date of issue.

 Contract Year               Charge*

       1   .................   5%
       2   .................   5%
       3   .................   4%
       4   .................   3%
       5   .................   2%
       6   .................   1%
       7 and thereafter.....   0%

(2) Flexible Premium Payment Contracts:**

In connection with Flexible Premium Payment Contracts, this charge will be the lesser of:

      (a) 5% of the total payments made during the 72 months immediately preceding the date of withdrawal, or

      (b)   5% of the amount being withdrawn.

Annual Contract Administration Fee:
   Single Premium Payment Contract ...........  $30.00
   Flexible Premium Payment Contract .........  $35.00


                                             For Contracts         For Contracts
                                            without Enhanced       with Enhanced
                                             Death Benefit         Death Benefit
                                             -------------         -------------

Separate Account Level Annual Expenses:
(as a percentage of daily net asset value):
   Mortality and Expense Risk Charge .........    1.00%               1.00%
   Account Fees and Expenses .................       0%                  0%
   Enhanced Death Benefit Charge .............       0%                .30%
                                                ------                ------
    Total Separate Account Annual Expenses....    1.0%                1.30%

--------------------------------------------------------------------------------
                  Investment Division Level Annual Expenses:***
                     (as a percentage of average net assets)


                                                                      Total Fund
                                                Management    Other    Operating
                                                   Fees      Expenses   Expenses
                                                ----------   -------- ----------
 The Guardian Cash Fund.........................   .50%        .04%        .54%
 The Guardian Bond Fund.........................   .50%        .05%        .55%
 The Guardian Stock Fund........................   .50%        .02%        .52%
 The Guardian Small Cap Stock Fund                 .75%        .21%        .96%
 Baillie Gifford International Fund.............   .80%        .17%        .97%
 Baillie Gifford Emerging Markets Fund..........  1.00%        .40%       1.40%
 Value Line Centurion Fund......................   .50%        .10%        .60%
 Value Line Strategic Asset Management Trust....   .50%        .09%        .59%
 Gabelli Capital Asset Fund.....................  1.00%        .17%       1.17%
 MFS Growth With Income Series+.................   .75%        .25%       1.00%

--------------------------------------------------------------------------------

* In any Contract year after the first and when such charge is applicable, 10% of the amount of the single premium payment can be withdrawn without application of the charge. The maximum amount to which this charge may be applied cannot exceed the single premium payment.

** In any Contract year after the first and when such charge is applicable, 10% of the total premiums paid under the Contract in the last 72 months immediately preceding the date of withdrawal can be withdrawn without application of the charge. The maximum amount of this charge during the 72 months immediately preceding the date of withdrawal will never exceed 5% of the total of premiums paid during such period.


*** These percentages reflect the actual fees and expenses incurred by each Fund during the year ended December 31, 1997, except that the percentages for the Small Cap Stock Fund are annualized, since the Fund commenced operations on April 2, 1997. The percentages for Value Line Centurion Fund and Value Line Strategic Asset Management Trust reflect (as part of "Other Expenses" and "Total Fund Operating Expenses") the annual effects of expense reimbursement arrangements pursuant to which each of these Funds reimburses GIAC for certain administrative and shareholder servicing expenses incurred by GIAC on their behalf.

+ The Adviser of MFS Growth With Income Series has agreed to bear expenses for the Series, subject to reimbursement by the Series, such that the Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. Otherwise, "Other Expenses" and "Total Operating Expenses" for the Series would be .35% and 1.10%, respectively.

--------------------------------------------------------------------------------

      The following tables are designed to assist the Contractowner in understanding the various costs and expenses of the Separate Account and its underlying Funds. (See "Charges and Deductions," and see the accompanying Fund prospectuses for a more complete description of the various costs and expenses.) Premium taxes ranging from approximately 0.5% to 3.5% are currently imposed by certain states and municipalities on payments made under the Contracts. GIAC will deduct the applicable premium tax from premium payments made by Contractowners in those states, counties and municipalities where such taxes are imposed on GIAC. Where applicable, such taxes will decrease the amount of each premium payment available for allocation.

             Comparison of Contract Expenses Among Underlying Funds
      For Single Premium (SP) and Flexible Premium (FP) Payment Contracts*

                                 BASIC CONTRACT

=================================================================================================================================
                                  If you surrender your contract at             If you do not surrender or you
                                  the end of the applicable time period:        annuitize at the end of the
                                    You would pay the following expenses on a   applicable time period:
                                  $1,000 investment, assuming a 5% annual         You would pay the following expenses on
                                  return on assets:                             a $1,000 investment, assuming a 5% annual return
                                                                                on assets:

                                       Single Premium and Flexible              Single Premium and Flexible
                                            Premium Contracts                      Premium Contracts
                                  -----------------------------------------------------------------------------------------------
                                   1 Yr.      3 Yrs.      5 Yrs.      10 Yrs.      1 Yr.     3 Yrs.      5 Yrs.      10 Yrs.
---------------------------------------------------------------------------------------------------------------------------------
THE GUARDIAN CASH FUND            $67 SP      $91 SP      $108 SP     $192 SP     $17 SP     $51 SP      $88 SP      $192 SP
                                  $67 FP      $102 FP     $139 FP     $194 FP     $17 FP     $52 FP      $89 FP      $194 FP
---------------------------------------------------------------------------------------------------------------------------------
THE GUARDIAN BOND FUND            $67 SP      $92 SP      $109 SP     $193 SP     $17 SP     $52 SP      $89 SP      $193 SP
                                  $67 FP      $102 FP     $139 FP     $195 FP     $17 FP     $52 FP      $89 FP      $195 FP
---------------------------------------------------------------------------------------------------------------------------------
THE GUARDIAN STOCK FUND           $66 SP      $91 SP      $107 SP     $190 SP     $16 SP     $51 SP      $87 SP      $190 SP
                                  $66 FP      $101 FP     $138 FP     $191 FP     $16 FP     $51 FP      $88 FP      $191 FP
---------------------------------------------------------------------------------------------------------------------------------
THE GUARDIAN SMALL CAP            $71 SP      $104 SP     $130 SP     $238 SP     $21 SP     $64 SP      $110 SP     $238 SP
  STOCK FUND                      $71 FP      $115 FP     $161 FP     $239 FP     $21 FP     $65 FP      $111 FP     $239 FP
---------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD                   $71 SP      $105 SP     $131 SP     $239 SP     $21 SP     $65 SP      $111 SP     $239 SP
  INTERNATIONAL FUND              $71 FP      $115 FP     $161 FP     $240 FP     $21 FP     $65 FP      $111 FP     $240 FP
---------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING          $75 SP      $118 SP     $153 SP     $283 SP     $25 SP     $78 SP      $133 SP     $283 SP
  MARKETS FUND                    $75 FP      $128 FP     $184 FP     $285 FP     $25 FP     $78 FP      $134 FP     $285 FP
---------------------------------------------------------------------------------------------------------------------------------
VALUE LINE CENTURION FUND         $67 SP      $93 SP      $111 SP     $199 SP     $17 SP     $53 SP      $91 SP      $199 SP
                                  $67 FP      $103 FP     $142 FP     $200 FP     $17 FP     $53 FP      $92 FP      $200 FP
---------------------------------------------------------------------------------------------------------------------------------
VALUE LINE STRATEGIC ASSET        $67 SP      $93 SP      $111 SP     $198 SP     $17 SP     $53 SP      $91 SP      $198 SP
  MANAGEMENT TRUST                $67 FP      $103 FP     $142 FP     $199 FP     $17 FP     $53 FP      $92 FP      $199 FP
---------------------------------------------------------------------------------------------------------------------------------
GABELLI CAPITAL ASSET FUND        $73 SP      $111 SP     $141 SP     $260 SP     $23 SP     $71 SP      $121 SP     $260 SP
                                  $73 FP      $121 FP     $172 FP     $261 FP     $23 FP     $71 FP      $122 FP     $261 FP
---------------------------------------------------------------------------------------------------------------------------------
MFS GROWTH WITH INCOME            $71 SP      $106 SP     $132 SP     $242 SP     $21 SP     $66 SP      $112 SP     $242 SP
  SERIES                          $71 FP      $116 FP     $163 FP     $243 FP     $21 FP     $66 FP      $113 FP     $243 FP
=================================================================================================================================

*Flexible Premium Payment Contracts include Group Contracts.


                                              CONTRACT WITH ENHANCED DEATH BENEFIT

=================================================================================================================================
                                  If you surrender your contract at             If you do not surrender or you
                                  the end of the applicable time period:        annuitize at the end of the
                                    You would pay the following expenses on a   applicable time period:
                                  $1,000 investment, assuming a 5% annual         You would pay the following expenses on
                                  return on assets:                             a $1,000 investment, assuming a 5% annual return
                                                                                on assets:

                                       Single Premium and Flexible              Single Premium and Flexible
                                            Premium Contracts                      Premium Contracts
                                  -----------------------------------------------------------------------------------------------
                                   1 Yr.      3 Yrs.      5 Yrs.      10 Yrs.      1 Yr.     3 Yrs.      5 Yrs.      10 Yrs.
---------------------------------------------------------------------------------------------------------------------------------
THE GUARDIAN CASH FUND            $70 SP      $101 SP     $124 SP     $225 SP     $20 SP     $61 SP      $104 SP     $225 SP
                                  $70 FP      $111 FP     $155 FP     $226 FP     $20 FP     $61 FP      $105 FP     $226 FP
---------------------------------------------------------------------------------------------------------------------------------
THE GUARDIAN BOND FUND            $70 SP      $101 SP     $125 SP     $226 SP     $20 SP     $61 SP      $105 SP     $226 SP
                                  $70 FP      $111 FP     $155 FP     $227 FP     $20 FP     $61 FP      $105 FP     $227 FP
---------------------------------------------------------------------------------------------------------------------------------
THE GUARDIAN STOCK FUND           $69 SP      $100 SP     $123 SP     $223 SP     $19 SP     $60 SP      $103 SP     $223 SP
                                  $70 FP      $110 FP     $154 FP     $224 FP     $20 FP     $60 FP      $104 FP     $224 FP
---------------------------------------------------------------------------------------------------------------------------------
THE GUARDIAN SMALL CAP            $74 SP      $114 SP     $146 SP     $269 SP     $24 SP     $74 SP      $126 SP     $269 SP
  STOCK FUND                      $74 FP      $124 FP     $176 FP     $270 FP     $24 FP     $74 FP      $126 FP     $270 FP
---------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD                   $74 SP      $114 SP     $146 SP     $270 SP     $24 SP     $74 SP      $126 SP     $270 SP
  INTERNATIONAL FUND              $74 FP      $124 FP     $177 FP     $271 FP     $24 FP     $74 FP      $127 FP     $271 FP
---------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING          $78 SP      $127 SP     $168 SP     $313 SP     $28 SP     $87 SP      $148 SP     $313 SP
  MARKETS FUND                    $79 FP      $137 FP     $199 FP     $314 FP     $29 FP     $87 FP      $149 FP     $314 FP
---------------------------------------------------------------------------------------------------------------------------------
VALUE LINE CENTURION FUND         $70 SP      $102 SP     $127 SP     $231 SP     $20 SP     $62 SP      $107 SP     $231 SP
                                  $70 FP      $113 FP     $158 FP     $233 FP     $20 FP     $63 FP      $108 FP     $233 FP
---------------------------------------------------------------------------------------------------------------------------------
VALUE LINE STRATEGIC ASSET        $70 SP      $102 SP     $127 SP     $230 SP     $20 SP     $62 SP      $107 SP     $230 SP
  MANAGEMENT TRUST                $70 FP      $112 FP     $157 FP     $232 FP     $20 FP     $62 FP      $107 FP     $232 FP
---------------------------------------------------------------------------------------------------------------------------------
GABELLI CAPITAL ASSET FUND        $76 SP      $120 SP     $157 SP     $290 SP     $26 SP     $80 SP      $137 SP     $290 SP
                                  $76 FP      $130 FP     $187 FP     $292 FP     $26 FP     $80 FP      $137 FP     $292 FP
---------------------------------------------------------------------------------------------------------------------------------
MFS GROWTH WITH INCOME            $74 SP      $115 SP     $148 SP     $273 SP     $24 SP     $75 SP      $128 SP     $273 SP
  SERIES                          $74 FP      $125 FP     $179 FP     $274 FP     $24 FP     $75 FP      $129 FP     $274 FP
=================================================================================================================================





      This expense comparison, and the expense comparison on the previous page, assume that the expenses reported in the table on page 7 will be the expenses incurred during the periods shown above. This comparison is not a representation of past or future expenses. Actual expenses may be higher or lower than those shown. The effect of the annual contract fee was calculated by: (1) dividing the total amount of such fees for the year ended December 31, 1997 by the total average net assets for such year; (2) adding this percentage to annual expenses; and (3) calculating the dollar amounts.

                         CONDENSED FINANCIAL INFORMATION

      The following condensed financial information is derived from the financial statements of the Separate Account which were audited by Price Waterhouse LLP, independent accountants, for the years ended December 31, 1992 through 1997, and by other independent auditors for the prior periods listed. The data should be read in conjunction with the financial statements, related notes and other financial information from the Separate Account's 1997 Annual Report to Contractowners and incorporated by reference into the Statement of Additional Information. A copy of the 1997 Annual Report to Contractowners and the Statement of Additional Information may be obtained by calling or writing to GIAC's Customer Service Office. The address and phone number appear on the second page of this Prospectus.

      Selected data for Accumulation Units of the Separate Account outstanding at the end of each period:

                                 BASIC CONTRACT

                                                                     Year Ended December 31,
                                 --------------------------------------------------------------------------------------------------
                                    1997        1996        1995          1994         1993        1992        1991         1990
                                 ----------  ----------  ----------    ----------   ----------  ----------  ----------   ----------
         TAX QUALIFIED
Accumulation Unit Value at
  Beginning of Period:
  The Guardian Cash Fund ......  $   23.050  $   22.172  $   21.217    $   20.639   $   20.307  $   19.869  $   19.003   $   17.767
  The Guardian Stock Fund .....      72.788      57.929      43.446        44.443       37.415      31.469      23.376       26.755
  The Guardian Bond Fund ......      29.924      29.376      25.230        26.391       24.262      22.750      19.774       18.565
  The Guardian Small Cap
    Stock Fund ................       10.00**      --          --            --           --          --          --           --
  Gabelli Capital Asset Fund ..      11.832      10.763      10.000++        --           --          --          --           --
  Baillie Gifford International
    Fund ......................      16.175      14.154      12.851        12.866        9.694      10.756      10.000*        --
  Baillie Gifford Emerging
    Markets Fund ..............      10.667       8.647       8.785        10.000+        --          --          --           --
  Value Line Centurion Fund ...      46.920      40.383      29.115        30.069       27.807      26.511      17.593       16.831
  Value Line Strategic Asset
    Management Trust ..........      31.261      27.247      21.408        22.729       20.521      18.013      12.691       12.836
  MFS Growth With Income
    Series ....................       10.00**      --          --            --           --          --          --           --

Accumulation Unit Value at End
  of Period:
  The Guardian Cash Fund ......  $   23.999  $   23.050  $   22.172    $   21.217   $   20.639  $   20.307  $   19.869   $   19.003
  The Guardian Stock Fund .....      97.721      72.788      57.929        43.446       44.443      37.415      31.469       23.376
  The Guardian Bond Fund ......      32.294      29.924      29.376        25.230       26.391      24.262      22.750       19.774
  The Guardian Small Cap
    Stock Fund ................      11.323        --          --            --           --          --          --           --
  Gabelli Capital Asset Fund ..      16.705      11.832      10.763          --           --          --          --           --
  Baillie Gifford International
    Fund ......................      17.928      16.175      14.154        12.851       12.866       9.694      10.756         --
  Baillie Gifford Emerging
  Markets Fund ................      10.770      10.667       8.647         8.785         --          --          --           --
  Value Line Centurion Fund ...      56.396      46.920      40.383        29.115       30.069      27.807      26.511       17.593
  Value Line Strategic Asset
    Management Trust ..........      35.801      31.261      27.247        21.408       22.729      20.521      18.013       12.691
  MFS Growth With Income
    Series ....................      10.403        --          --            --           --          --          --           --


                                                                     Year Ended December 31,
                                 --------------------------------------------------------------------------------------------------
                                    1997        1996        1995          1994         1993        1992        1991         1990
                                 ----------  ----------  ----------    ----------   ----------  ----------  ----------   ----------
Number of Accumulation Units
  Outstanding at End of Period:
  The Guardian Cash Fund ......   1,396,650   1,935,600   2,089,104     2,648,986    2,942,235   3,921,593   4,692,570    5,608,349
  The Guardian Stock Fund .....   3,059,495   3,375,757   3,704,798     3,886,496    3,963,403   3,886,689   3,902,601    3,934,473
  The Guardian Bond Fund ......   1,059,043   1,300,339   1,628,230     1,823,384    2,142,451   2,477,490   2,576,627    2,486,450
  The Guardian Small Cap
    Stock Fund ................     332,654        --          --            --           --          --          --           --
  Gabelli Capital Asset Fund ..     175,061     109,717      66,391          --           --          --          --           --
  Baillie Gifford International     772,873     951,281   1,077,612     1,368,576      923,046     459,629     361,003         --
     Fund
  Baillie Gifford Emerging
    Markets Fund ..............     273,288     209,419     101,949        55,254         --          --          --           --
  Value Line Centurion Fund ...   1,949,959   2,247,319   2,390,917     2,541,147    2,829,258   3,180,170   3,316,085    3,320,186
  Value Line Strategic Asset
    Management Trust ..........   2,402,758   2,736,789   3,010,346     3,271,469    3,653,393   3,472,787   3,106,929    2,800,772
  MFS Growth With Income
    Series ....................      48,791        --          --            --           --          --          --           --

                                   Year Ended December 31,
                                  ------------------------
                                     1989         1988
                                  -----------  -----------
         TAX QUALIFIED
Accumulation Unit Value at
  Beginning of Period:
  The Guardian Cash Fund ......   $    16.456  $    15.484
  The Guardian Stock Fund .....        21.890       18.367
  The Guardian Bond Fund ......        16.464       15.157
  The Guardian Small Cap Stock
    Fund ......................          --           --
  Gabelli Capital Asset Fund ..          --           --
  Baillie Gifford International
    Fund ......................          --           --
  Baillie Gifford Emerging
    Markets Fund ..............          --           --
  Value Line Centurion Fund ...        12.926       12.134
  Value Line Strategic Asset
    Management Trust ..........        10.325        9.453
  MFS Growth With Income
      Series...................          --           --

Accumulation Unit Value at End
  of Period:
  The Guardian Cash Fund ......   $    17.767  $    16.456
  The Guardian Stock Fund .....        26.755       21.890
  The Guardian Bond Fund ......        18.565       16.464
  The Guardian Small Cap Stock
    Fund ......................          --           --
  Gabelli Capital Asset Fund ..          --           --
  Baillie Gifford International
    Fund ......................          --           --
  Baillie Gifford Emerging
  Markets Fund ................          --           --
  Value Line Centurion Fund ...        16.831       12.926
  Value Line Strategic Asset
    Management Trust ..........        12.836       10.325
  MFS Growth With Income
      Series...................          --           --

Number of Accumulation Units
  Outstanding at End of Period:
  The Guardian Cash Fund ......     5,016,347    4,082,938
  The Guardian Stock Fund .....     3,528,351    2,517,696
  The Guardian Bond Fund ......     2,472,842    1,746,189
  The Guardian Small Cap Stock
    Fund ......................          --           --
  Gabelli Capital Asset Fund ..          --           --
  Baillie Gifford International          --           --
     Fund
  Baillie Gifford Emerging
    Markets Fund ..............          --           --
  Value Line Centurion Fund ...     3,313,530    3,946,617
  Value Line Strategic Asset
    Management Trust ..........     2,274,974    1,608,257
  MFS Growth With Income
      Series...................          --           --

------------
*  Commencing February 8, 1991.
+  Commencing October 17, 1994.
++ Commencing May 1, 1995.
** Commencing July 16, 1997.





                                                                       Year Ended December 31,
                                  --------------------------------------------------------------------------------------------------
                                     1997        1996        1995          1994         1993         1992        1991         1990
                                  ----------  ----------  ----------    ----------   ----------   ----------  ----------   ---------
     NON-TAX QUALIFIED
Accumulation Unit Value at
  Beginning of Period:
  The Guardian Cash Fund ......  $   23.050   $   22.172  $   21.217    $   20.639   $   20.307   $   19.869  $   19.003  $   17.767
  The Guardian Stock Fund .....      72.788       57.929      43.446        44.443       37.415       31.469      23.376      26.755
  The Guardian Bond Fund ......      29.924       29.376      25.230        26.391       24.262       22.750      19.774      18.565
  The Guardian Small Cap
    Stock Fund ................       10.00**       --          --            --           --           --          --          --
  Gabelli Capital Asset Fund ..      11.832       10.763      10.000++        --           --           --          --          --
  Baillie Gifford International
    Fund ......................      16.175       14.154      12.851        12.866        9.694       10.756      10.000*       --
  Baillie Gifford Emerging
    Markets Fund ..............      10.667        8.647       8.785        10.000+        --           --          --          --
  Value Line Centurion Fund ...      46.920       40.383      29.115        30.069       27.807       26.511      17.593      16.831
  Value Line Strategic Asset
    Management Trust ..........      31.261       27.247      21.408        22.729       20.521       18.013      12.691      12.836
  MFS Growth With Income
    Series ....................       10.00**       --          --            --           --           --          --          --

Accumulation Unit Value at End
  of Period:
  The Guardian Cash Fund ......  $   23.999   $   23.050  $   22.172    $   21.217   $   20.639   $   20.307  $   19.869  $   19.003
  The Guardian Stock Fund .....      97.721       72.788      57.929        43.446       44.443       37.415      31.469      23.376
  The Guardian Bond Fund ......      32.294       29.924      29.376        25.230       26.391       24.262      22.750      19.774
  The Guardian Small Cap
    Stock Fund ................      11.323         --          --            --           --           --          --          --
  Gabelli Capital Asset Fund ..      16.705       11.832      10.763          --           --           --          --          --
  Baillie Gifford International
    Fund ......................      17.928       16.175      14.154        12.851       12.866        9.694      10.756        --
  Baillie Gifford Emerging
    Markets Fund ..............      10.770       10.667       8.647         8.785         --           --          --          --
  Value Line Centurion Fund ...      56.396       46.920      40.383        29.115       30.069       27.807      26.511      17.593
  Value Line Strategic Asset
    Management Trust ..........      35.801       31.261      27.247        21.408       22.729       20.521      18.013      12.691
  MFS Growth With Income
    Series ....................      10.403         --          --            --           --           --          --          --

                                   Year Ended December 31,
                                  ------------------------
                                      1989         1988
                                  -----------  -----------
     NON-TAX QUALIFIED
Accumulation Unit Value at
  Beginning of Period:
  The Guardian Cash Fund ......   $    16.456  $    15.484

  The Guardian Stock Fund .....        21.890       18.367

  The Guardian Bond Fund ......        16.464       15.157
  The Guardian Small Cap Stock
    Fund ......................          --           --
  Gabelli Capital Asset Fund ..          --           --
  Baillie Gifford International
    Fund ......................          --           --
  Baillie Gifford Emerging
    Markets Fund ..............          --           --
  Value Line Centurion Fund ...        12.926       12.134
  Value Line Strategic Asset
    Management Trust ..........        10.325        9.453
  MFS Growth With Income
      Series...................          --           --

Accumulation Unit Value at End
  of Period:
  The Guardian Cash Fund ......   $    17.767  $    16.456
  The Guardian Stock Fund .....        26.755       21.890
  The Guardian Bond Fund ......        18.565       16.464
  The Guardian Small Cap Stock
    Fund ......................          --           --
  Gabelli Capital Asset Fund ..          --           --
  Baillie Gifford International
    Fund ......................          --           --
  Baillie Gifford Emerging
    Markets Fund ..............          --           --
  Value Line Centurion Fund ...        16.831       12.926
  Value Line Strategic Asset
    Management Trust ..........        12.836       10.325
  MFS Growth With Income
      Series...................          --           --


                                                                       Year Ended December 31,
                                  --------------------------------------------------------------------------------------------------
                                     1997        1996        1995          1994         1993         1992        1991         1990
                                  ----------  ----------  ----------    ----------   ----------   ----------  ----------   ---------
     NON-TAX QUALIFIED
Number of Accumulation Units
  Outstanding at End of Period:
  The Guardian Cash Fund ......   2,102,771    2,573,440   2,583,393     3,789,032    3,646,983    4,269,426   5,128,078   6,662,947
  The Guardian Stock Fund .....   2,531,378    2,700,571   2,999,011     2,965,690    3,187,728    3,363,467   3,417,909   3,398,120
  The Guardian Bond Fund ......   1,155,350    1,316,331   1,794,933     1,973,991    2,482,373    2,996,262   3,328,076   3,476,609
  The Guardian Small Cap
    Stock Fund ................     319,313         --          --            --           --           --          --          --
  Gabelli Capital Asset Fund ..     214,453      123,171     115,452          --           --           --          --          --
  Baillie Gifford
    International Fund ........     870,182    1,105,132   1,315,858     1,688,165    1,690,547      656,189     452,249        --
  Baillie Gifford Emerging
    Markets Fund ..............     285,820      338,849     281,304        92,831         --           --          --          --
  Value Line Centurion Fund ...   1,670,517    1,954,824   2,179,325     2,249,421    2,641,534    3,189,835   3,609,755   3,506,781
  Value Line Strategic Asset
    Management Trust ..........   1,507,406    1,681,531   1,833,099     2,041,394    2,380,606    2,305,769   2,214,243   2,037,985
  MFS Growth With Income
    Series ....................      24,241         --          --            --           --           --          --          --

                                   Year Ended December 31,
                                  ------------------------
                                      1989         1988
                                  -----------  -----------
     NON-TAX QUALIFIED
Number of Accumulation Units
  Outstanding at End of Period:
  The Guardian Cash Fund ......     6,380,840    6,085,799
  The Guardian Stock Fund .....     3,680,472    2,431,214
  The Guardian Bond Fund ......     3,702,891    3,121,908
  The Guardian Small Cap Stock
    Fund ......................          --           --
  Gabelli Capital Asset Fund ..          --           --
  Baillie Gifford
    International Fund ........          --           --
  Baillie Gifford Emerging
    Markets Fund ..............          --           --
  Value Line Centurion Fund ...     3,435,285    4,114,152
  Value Line Strategic Asset
    Management Trust ..........     1,970,805    1,542,803
  MFS Growth With Income
      Series...................          --           --

------------
*  Commencing February 8, 1991.
+  Commencing October 17, 1994.
++ Commencing May 1, 1995.
** Commencing July 16, 1997.





                  CONTRACT WITH ENCHANCED DEATH BENEFIT RIDER

                           Year Ended December 31,
                           -----------------------
                                    1997
                                 -----------
         TAX QUALIFIED
Accumulation Unit Value at
  Beginning of Period*:
  The Guardian Cash Fund ......  $    10.00
  The Guardian Stock Fund .....       10.00
  The Guardian Bond Fund ......       10.00
  The Guardian Small Cap
    Stock Fund ................       10.00
  Gabelli Capital Asset Fund ..       10.00
  Baillie Gifford International
    Fund ......................       10.00
  Baillie Gifford Emerging
    Markets Fund ..............       10.00
  Value Line Centurion Fund ...       10.00
  Value Line Strategic Asset
    Management Trust ..........       10.00
  MFS Growth With Income
    Series ....................       10.00

Accumulation Unit Value at End
  of Period:
  The Guardian Cash Fund ......  $    10.502
  The Guardian Stock Fund .....       10.564
  The Guardian Bond Fund ......       10.112
  The Guardian Small Cap
    Stock Fund ................       10.145
  Gabelli Capital Asset Fund ..       10.641
  Baillie Gifford International
    Fund ......................       10.559
  Baillie Gifford Emerging
  Markets Fund ................       10.895
  Value Line Centurion Fund ...       10.211
  Value Line Strategic Asset
    Management Trust ..........       10.261
  MFS Growth With Income
    Series                            10.657

Number of Accumulation Units
  Outstanding at End of Period:

                           Year Ended December 31,
                           -----------------------
                                    1997
                                 -----------
  The Guardian Cash Fund ......       17,819
  The Guardian Stock Fund .....      345,196
  The Guardian Bond Fund ......       24,024
  The Guardian Small Cap
    Stock Fund ................       14,315
  Gabelli Capital Asset Fund ..        1,407
  Baillie Gifford International
     Fund .....................       22,395
  Baillie Gifford Emerging
    Markets Fund ..............        2,519
  Value Line Centurion Fund ...       61,394
  Value Line Strategic Asset
    Management Trust ..........       57,828
  MFS Growth With Income
    Series ....................           --


------------

* The Enhanced Death Benefit Rider was available under this Contract commencing November 12, 1997.



                           Year Ended December 31,
                           -----------------------
                                    1997
                                 -----------
    NON-TAX QUALIFIED
Accumulation Unit Value at
  Beginning of Period*:
  The Guardian Cash Fund ......  $    10.00
  The Guardian Stock Fund .....       10.00
  The Guardian Bond Fund ......       10.00
  The Guardian Small Cap
    Stock Fund ................       10.00
  Gabelli Capital Asset Fund ..       10.00
  Baillie Gifford International
    Fund ......................       10.00
  Baillie Gifford Emerging
    Markets Fund ..............       10.00
  Value Line Centurion Fund ...       10.00
  Value Line Strategic Asset
    Management Trust ..........       10.00
  MFS Growth With Income
    Series ....................       10.00

Accumulation Unit Value at End
  of Period:
  The Guardian Cash Fund ......  $    10.502
  The Guardian Stock Fund .....       10.564
  The Guardian Bond Fund ......       10.112
  The Guardian Small Cap
    Stock Fund ................       10.145
  Gabelli Capital Asset Fund ..       10.641
  Baillie Gifford International
    Fund ......................       10.559
  Baillie Gifford Emerging
  Markets Fund ................       10.895
  Value Line Centurion Fund ...       10.211
  Value Line Strategic Asset
    Management Trust ..........       10.261
  MFS Growth With Income
    Series                            10.657

Number of Accumulation Units
  Outstanding at End of Period:
  The Guardian Cash Fund ......      107,441
  The Guardian Stock Fund .....      389,083
  The Guardian Bond Fund ......       16,455
  The Guardian Small Cap
    Stock Fund ................       20,643
  Gabelli Capital Asset Fund ..        2,908
  Baillie Gifford International
     Fund .....................       63,583
  Baillie Gifford Emerging
    Markets Fund ..............       18,078
  Value Line Centurion Fund ...      130,283
  Value Line Strategic Asset
    Management Trust ..........      120,131
  MFS Growth With Income
    Series ....................           15


------------

* The Enhanced Death Benefit Rider was available under this Contract commencing November 12, 1997.

                  DESCRIPTIONS OF GIAC AND THE SEPARATE ACCOUNT

GIAC


      The Guardian Insurance & Annuity Company, Inc. ("GIAC"), a stock life insurance company incorporated in the state of Delaware in 1970, is the issuer of the Contracts offered by this Prospectus. GIAC is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia and had total assets (statutory basis) of over $7.9 billion as of December 31, 1997. GIAC's executive office is located at 201 Park Avenue South, New York, New York 10003, and the address of its Customer Service Office for these Contracts is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

      GIAC is wholly owned by The Guardian Life Insurance Company of America ("Guardian Life"), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 1997, Guardian Life had total assets (statutory basis) in excess of $14.0 billion. Guardian Life is licensed to conduct an insurance business in all 50 states and the District of Columbia. Guardian Life is not the issuer of the Contracts offered under this Prospectus and does not guarantee the benefits provided therein.


      GIAC's statutory basis financial statements appear in the Statement of Additional Information.

THE SEPARATE ACCOUNT

      GIAC established The Guardian Separate Account A (the "Separate Account") in 1981 pursuant to the provisions of the Delaware Insurance Code. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act") and meets the definition of "Separate Account" under the Federal securities laws.


      There are ten Investment Divisions (which correspond to the ten Funds) available for allocations of Net Premium Payments and Accumulation Values. Each Investment Division invests in a specific underlying Fund and thereby reflects that Fund's investment performance. Each such Division is divided into two subdivisions, one for allocations under a tax qualified retirement plan and the other for non-tax qualified plans, depending upon the plan under which the Contract is issued. GIAC owns all of the Fund shares allocated to each Investment Division but passes through to the Contractowners the voting rights in such shares.


      Each Investment Division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each Division's subdivision are credited to or charged against the assets held in that subdivision in accordance with the terms of each Contract, without regard to other income, capital gains or capital losses of the other subdivisions. Delaware insurance law provides that the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. (See "Federal Tax Matters.")

      Assets of the Separate Account attributable to a Contract are invested in shares of up to six of the Funds as selected by the Contractowner or, if permitted by an applicable retirement plan, the Participant. Selecting the Fixed-Rate Option reduces the number of Funds which may be selected for allocation. No sales charges are assessed against premium payments invested in the Funds under the Contracts. Transfers among the Investment Divisions may currently be effected without fee, penalty or other charge through proper transfer requests to GIAC's Customer Service Office in writing or by telephone. (See "Transfers of Contract Values.")

      All dividends and capital gains distributions received from a Fund are reinvested in such Fund shares at net asset value and retained as assets of the Separate Account through allocation to the applicable Investment Division. Fund shares will be redeemed by GIAC at their net asset value to the extent necessary to make annuity or other payments under the Contract.

                 DESCRIPTIONS OF THE VARIABLE INVESTMENT OPTIONS

The Funds

      Each Fund has a different investment objective which it tries to achieve by following specified investment policies. The objective and policies of each Fund will affect its potential returns and its risks. There is no guarantee that a Fund will achieve its investment objective. The following chart states the investment objective and lists typical portfolio investments of each Fund currently available through the Separate Account.

      Each of the Funds is an open-end diversified management investment company or a series thereof, and is registered with the SEC under the 1940 Act. Such registration does not involve any supervision by the SEC of the investment management or policies of the Funds. The Funds do not impose a sales charge or "load" for buying and selling their shares, so GIAC buys and sells shares at net asset value in response to Contractowner-requested and other Contract transactions.

      All of the Funds are also available under other variable annuity contracts funded by the Separate Account. Certain of the Funds are available under other separate accounts supporting certain GIAC variable annuity contracts and variable life insurance policies. Although GIAC does not anticipate any inherent difficulties in offering these Funds to more than one separate account, it is possible that certain conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts. While each Fund's Board of Directors intends to monitor events in order to identify and, if deemed necessary, act upon any material irreconcilable conflicts that may possibly arise, GIAC may also take action to protect Contractowners. See the accompanying prospectuses for the Funds for more information regarding such possible conflicts of interest.



FUND                                          INVESTMENT OBJECTIVE(S)             TYPICAL INVESTMENTS
==================================================================================================================================
The Guardian Stock Fund                       Long-term growth of capital         U.S. common stocks and convertible securities
----------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund             Long-term growth of capital         Common stocks and convertible securities issued
                                                                                  by companies with small market capitalization
----------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                        Maximum income without undue risk   Investment grade debt obligations and U.S.
                                              of principal; capital appreciation  government securities, including mortgage-
                                              as a secondary objective            backed securities
----------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                        High level of current income        Money market instruments
                                              consistent with liquidity and
                                              preservation of capital
----------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund            Long-term capital appreciation      Common stocks and convertible securities issued
                                                                                  by foreign companies
----------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund         Long-term capital appreciation      Common stocks and convertible securities issued
                                                                                  by companies that are organized in, generally
                                                                                  operate in or which principally sell their
                                                                                  securities in emerging market countries
----------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                     Long-term growth of capital         U.S. common stocks ranked 1 or 2 by the Value
                                                                                  Line Ranking System*
----------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust   High total investment return        U.S. common stocks ranked 1 or 2 by the Value
                                              (current income and capital         Line Ranking System,* bonds and money market
                                              appreciation) consistent with       instruments
                                              reasonable risk
----------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                    Growth of capital; current income   U.S. common stocks and convertible securities
                                              as a secondary objective
----------------------------------------------------------------------------------------------------------------------------------
MFS Growth With Income Series                 Long-term growth of capital         Common stocks and convertible securities issued
                                              and income                          by U.S. and foreign companies
==================================================================================================================================


Certain of the Funds may not be available in all States.

----------
* The Value Line Ranking System has been used substantially in its present form since 1965. The System ranks stocks on a scale of 1 (highest) to 5 (lowest) for year-ahead relative performance (timeliness).

      GIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Fund shares held by any Investment Division. GIAC reserves the right to eliminate the shares of any of the Funds and to substitute shares of another Fund, or of another registered open-end management investment company or series thereof or other appropriate investment vehicle, if: (1) the shares of the Fund are no longer available for investment; or (2) in GIAC's view it has become inappropriate to continue investing in the Fund's shares. To the extent required by the 1940 Act, substitutions of shares attributable to a Contractowner's interest in an Investment Division will not be made until the Contractowner has been notified of the change.

      A more detailed description of the investment objectives, policies, charges, and expenses of the Funds may be found in the accompanying prospectuses for the Funds. Read the prospectuses carefully before investing.

The Funds' Investment Advisers


      The Guardian Stock Fund, The Guardian Bond Fund, The Guardian Cash Fund and The Guardian Small Cap Stock Fund (the "Small Cap Fund") are advised by GISC, 201 Park Avenue South, New York, New York 10003. GISC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). GISC is wholly owned by GIAC. Each of these Funds, except the Small Cap Fund, pays GISC an investment advisory fee at an annual rate of 0.50% of the Fund's average daily net assets for the services and facilities GISC provides to the Fund. The Small Cap Fund pays GISC an investment advisory fee at an annual rate of 0.75% of the Fund's average daily net assets. GISC also serves as the manager of Gabelli Capital Asset Fund and as the investment adviser of eight of the ten series comprising The Park Avenue Portfolio, a family of mutual funds.

      The Baillie Gifford International Fund (the "International Fund") and Baillie Gifford Emerging Markets Fund (the "Emerging Markets Fund") are advised by Guardian Baillie Gifford Limited ("GBG"), 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. GBG is registered as an investment adviser under the Advisers Act and is a member of Great Britain's Investment Management Regulatory Organization Limited ("IMRO"). GBG was incorporated in Scotland in November 1990 and is wholly owned by GIAC (51%) and Baillie Gifford Overseas Limited ("BG Overseas") (49%). GBG also serves as the investment adviser of two of the ten series comprising The Park Avenue Portfolio. GBG receives an investment advisory fee at an annual rate of 0.80% of the average daily net assets of the International Fund and 1.00% of the average daily net assets of the Emerging Markets Fund for the services and facilities GBG provides to the Funds.


      GBG has appointed BG Overseas to serve as sub-investment adviser to the International Fund and the Emerging Markets Fund. Like GBG, BG Overseas is located at 1 Rutland Court, Edinburgh, EH3 8EY, Scotland. BG Overseas is also registered under the Advisers Act and is a member of IMRO. BG Overseas is wholly owned by Baillie Gifford & Co., which is currently one of the largest investment management partnerships in the United Kingdom. BG Overseas advises several institutional clients situated outside of the United Kingdom, and is also the sub-investment adviser to the series of The Park Avenue Portfolio that are advised by GBG. One half of the investment advisory fee paid by the Funds to GBG is payable by GBG to BG Overseas for its services as these Funds' sub-investment adviser. No separate or additional fee is paid by these Funds to BG Overseas.

      Value Line Strategic Asset Management Trust and Value Line Centurion Fund are advised by Value Line, Inc. ("Value Line"), 220 East 42nd Street, New York, New York 10017. Value Line is registered as an investment adviser under the Advisers Act. Each of the Value Line Funds pays Value Line an investment advisory fee at an annual rate of 0.50% of the Fund's average daily net assets for the services and facilities Value Line provides to these Funds. Each of the Value Line Funds reimburses GIAC for certain administrative and shareholder servicing expenses incurred by GIAC on their behalf. Value Line also serves as the investment adviser to its own family of mutual funds and publishes The Value Line Investment Survey and The Value Line Mutual Fund Survey.

      Gabelli Capital Asset Fund is managed by GISC, which has appointed Gabelli Funds, Inc. ("GFI") as the investment adviser to the Fund. GFI is located at One Corporate Center, Rye, New York 10580, and is registered as an investment adviser under the Advisers Act. The Fund pays GISC a management fee at an annual rate of 1.00% of its average daily net assets for services and facilities which GISC provides to the Fund. For its services as investment adviser, GISC pays GFI
 .75% of the management fee which GISC receives from the Fund. No separate or additional fee is paid by the Fund to GFI. GFI also serves as investment adviser to various other open-end mutual funds and closed-end mutual funds.


      MFS Growth With Income Series is advised by Massachusetts Financial Services Company ("MFS"), 500 Boylston St., Boston, MA. MFS is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act") and is a subsidiary of Sun Life of Canada (U.S.), which is itself an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. MFS provides advisory services to other open- and closed-end registered investment companies, as well as private and institutional investors. As compensation for its services to the Series, MFS receives a fee, payable monthly, at an annual rate of .75% of the Series' average daily net assets.

                      DESCRIPTION OF THE FIXED-RATE OPTION

      That portion of the Single Premium Payment Contract relating to the Fixed-Rate Option, described below, is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed-Rate Option is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed-Rate Option nor any interests therein are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. However, the following disclosure about the Fixed-Rate Option may be subject to certain generally applicable provisions of the Federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The Fixed-Rate Option may not be available for allocation in all states in which the Single Premium Payment Contracts are offered.

      The purchaser of a Single Premium Payment Contract may allocate all or part of the Net Premium Payment for his or her Contract to the Fixed-Rate Option. GIAC guarantees that amounts invested under the Fixed-Rate Option will accrue interest daily at an effective annual rate of at least 3% (the "guaranteed minimum interest rate"). GIAC may also credit interest at a rate in excess of 3% (the "excess interest rate") but is under no obligation to do so. Any excess interest rate will be determined in the sole discretion of GIAC and may be changed by GIAC from time to time and without notice. The Contractowner assumes the risk that interest credited on the portion of the accumulation value in the Fixed-Rate Option may not exceed the guaranteed minimum interest rate (3%) for any given year.

      There is no specific formula for the determination of whether to credit excess interest or the rate thereof. Some of the factors that GIAC may consider are general economic trends, rates of return currently available and anticipated on GIAC's general account investments, regulatory and tax requirements and competitive factors. GIAC is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors of GIAC has set no limitations.

      The amounts credited to the Fixed-Rate Option become part of the general assets of GIAC and are segregated from those allocated to any separate account of GIAC. GIAC invests the assets of the Fixed-Rate Option in those assets chosen by GIAC and allowed by applicable law. The allocation of any payment to the Fixed-Rate Option does not entitle a Contractowner to share in the investment experience of those assets.

      The interest rate initially credited to the Net Premium Payment allocated to the Fixed-Rate Option will be the rate in effect on the date the Contract is issued. Any excess interest rate credited to the amount allocated to the Fixed-Rate Option will be guaranteed until the next Contract Anniversary Date. GIAC may change the excess interest rate credited to a particular Contract on each subsequent Contract Anniversary Date and each such subsequent interest rate will also be guaranteed for one Contract year until the following Contract Anniversary Date.

      The Fixed-Rate Option will not be maintained after the Contractowner's Retirement Date. Any accumulation value in the Fixed-Rate Option on the Retirement Date will be applied to the Annuity Payout Option elected by the Contractowner. Certain restrictions apply to transfers to and from the Fixed-Rate Option (see "Transfers of Contract Values").

                          DESCRIPTIONS OF THE CONTRACTS

      This section of the Prospectus highlights the more significant provisions of the Contracts. The information included in this section generally describes, among other things, the benefits, charges, rights and privileges under the Contracts. These descriptions are qualified by reference to specimen Contracts which have been filed as exhibits to the registration statement for the Separate Account. The provisions of the Contracts may vary slightly from state to state due to variations in state regulatory requirements.

      The variable annuity payments provided by the Contracts are funded through investments in the Separate Account. Information regarding the Separate Account is contained in the sections entitled "Descriptions of GIAC and the Separate Account," "Descriptions of the Variable Investment Options," and in the current prospectus for each of the Variable Investment Options.

INDIVIDUAL CONTRACTS

      The Individual Contracts are only offered on the lives of individual Annuitants. Two types of Individual Contracts are available: (1) a Single Premium Payment Contract and (2) a Flexible Premium Payment Contract. Each of these types of Individual Contracts are further subdivided into those which qualify for special Federal income tax treatment ("Qualified Contracts") and those which do not qualify for such treatment ("Non-Qualified Contracts"). (See "Federal Tax Matters.")

      A minimum purchase payment of $3,000 is required under Single Premium Payment Contracts. A minimum initial purchase payment of $500 is required under Flexible Premium Payment Contracts. Thereafter, the minimum additional flexible payment is $100. However, if a Flexible Premium Payment Contract is purchased by, or in connection with, an employer payroll deduction plan, the minimum amount GIAC will accept as a premium payment is $50 per Contract. The aggregate of flexible premium payments made in any Contract year after the first may not exceed ten (10) times the amount of the premium payments made in the first Contract year or $100,000, whichever is less, without the written consent of GIAC.

GROUP CONTRACT

      The Group Contract offered by this Prospectus is a Flexible Premium Payment Contract under which Annuity Payments to plan Participants will begin at selected future dates on a basis which is elected by the Contractowner in accordance with a plan or trust.

      The Contract is designed for use with several types of tax qualified plans and other plans receiving favorable tax treatment, including retirement plans established by corporate employers under Section 401 and public employee deferred compensation plans under Section 457 of the Code. As such, the provisions of the plan or trust should be referred to in connection with the description of the Group Contract contained in this Prospectus.

      A minimum initial purchase payment of $5,000 is required, with additional payments of at least $500 accepted. Subsequent payments in excess of $100,000 in any one Contract year are acceptable only with the written consent of GIAC.

METHOD OF PURCHASE

      To purchase a Contract a complete application and initial premium payment must be sent to The Guardian Insurance & Annuity Company, Inc., Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002. Registered, certified and express mail should be sent to such office at 3900 Burgess Place, Bethlehem, Pennsylvania 18017. If the application is acceptable to GIAC in the form received, the initial purchase payment will be credited within two (2) business days after receipt. If the initial purchase payment cannot be credited within five (5) business days after receipt by GIAC because the application is incomplete, GIAC will promptly return the payment and application to the applicant. Acceptance is subject to GIAC's rules and GIAC reserves the right to reject any application or initial purchase payment.

      After issuance of the Contract, net premium payments received by GIAC at its Customer Service Office prior to the close of GIAC's business day will normally be credited to the Contract on that day. Net premium payments received on a non-business day or after the close of GIAC's business day will normally be credited at the next accumulation unit value calculated on the first business day following receipt.

CHARGES AND DEDUCTIONS

      Charges and deductions under the Contracts are made for GIAC's assumption of mortality and expense risk and administrative expenses, for any applicable premium taxes and, where applicable, charges (or credits) to the non-tax qualified subdivisions of the Separate Account for Federal income taxes, if any. Although no sales charges are deducted from premium payments when made, a contingent deferred sales charge will be assessed upon certain Contract surrenders or withdrawals. The amount of this latter charge is based on the type of Contract involved. The following describes each charge and deduction made under the Contracts:

      Mortality and Expense Risk Deduction: The mortality risk assumed by GIAC arises from its promise to pay death benefit proceeds and from its contractual obligation to make Annuity Payments to each Annuitant regardless of how long he or she lives and regardless of how long all Annuitants as a group live. This assures each Annuitant that neither his or her own longevity nor an improvement in life expectancy generally will have an adverse effect on the Annuity Payments he or she will receive under a Contract and relieves the Annuitant from the risk that he or she will outlive the amounts actually accumulated for retirement. The expense risk assumed by GIAC arises from the possibility that the amounts deducted for sales and administrative expenses may be insufficient to cover the actual cost of such items.


      GIAC makes a daily charge of .000027 of the value of the net assets of each Variable Investment Option (1.0% on an annual basis consisting of approximately .65% for mortality risks and approximately .35% for expense risks) to compensate it for the assumption of these risks. In the event the Contractowner has purchased the Enhanced Death Benefit Rider and for so long as the Enhanced Death Benefit Rider remains in effect, GIAC will assess an additional daily charge against the net assets of each Variable Investment Option in an amount equal to .30% on an annual basis for expenses related to the Enhanced Death Benefit. If this charge is insufficient to cover the actual cost of these risks, the loss will fall on GIAC. Conversely, if the charge proves more than sufficient, any excess may be retained by GIAC for profit or use by it to meet any operational expense, including that of distribution of the Contracts.


      Variable annuity payments reflect the investment performance of the Variable Investment Options but are not affected by changes in actual mortality experience or by expenses incurred by GIAC in excess of the expense deductions provided for in each Contract.


      Other Charges Applicable to the Funds: The net asset value per share of each of the Funds reflects investment management fees and certain general operating expenses paid by the Funds. With the exception of the Small Cap Fund, the International Fund, the Emerging Markets Fund, Gabelli Capital Asset Fund and the MFS Growth With Income Series each of the Funds pays an annual investment management fee to its investment adviser that equals 0.50% of such Fund's average daily net assets. The Small Cap Fund and the MFS Growth With Income Series each pay its manager an annual management fee of 0.75% of each Fund's average daily net assets. The annual investment management fee paid to the adviser of the International Fund and the Emerging Markets Fund is 0.80% of the International Fund's average daily net assets and 1.00% of the Emerging Markets Fund's average daily net assets. Gabelli Capital Asset Fund pays its manager an annual management fee of 1.00% of its average daily net assets. No separate fee is payable to the respective sub-investment advisers of these Funds. (See "The Funds".) The management fees and other expenses incurred by the Funds are more fully described in the accompanying prospectuses for the Funds.


      Annual Contract Administration Fee: On each Contract Anniversary Date on or before the Retirement Date, GIAC deducts a Contract administration fee of $30 from Individual Single Premium Payment Contracts and $35 from Individual Flexible Premium Payment Contracts or Group Contracts by cancelling Accumulation Units which are equal in value to the fee. This fee is deducted from the Variable Investment Options and the Fixed-Rate Option on a pro-rata basis in the same proportion as the percentage of the Contract's Accumulation Value attributable to each Variable Investment Option and the Fixed-Rate Option. GIAC deducts the Contract administration fee if a Contract is surrendered before the Contract Anniversary Date. This fee is designed to reimburse GIAC for its actual expenses incurred in administering the Contracts and it is not expected to result in a profit. GIAC will not increase the Contract administration fee.

      Premium Taxes: Certain states and municipalities impose premium taxes when premium payments are made or when annuity payments begin. Premium taxes range from approximately 0.5% to 3.5% on premium payments made under the Contracts. For those Contracts subject to a premium tax, GIAC deducts premium taxes either from Contract premium payments when made or on the Retirement Date, as determined in accordance with applicable law.

      Contingent Deferred Sales Charge: GIAC makes no separate sales charge assessment in connection with the purchase of a Contract or subsequent premium payments under a Flexible Premium Payment or Group Contract. However, a contingent deferred sales charge ("CDSC") is imposed by GIAC on certain surrenders or partial withdrawals to cover certain expenses incurred in the sale of the Contracts, including commissions to registered representatives and various promotional expenses. The CDSC and the time periods for which it applies differ depending upon the type of Contract purchased. In no event, however, will the CDSC ever exceed, in the aggregate, 9% of the premium payments.

      In connection with Individual Single Premium Payment Contracts, the following charges will be assessed upon amounts withdrawn during the first six Contract years measured from the date of issue:

               Contract Year                             Charge
               ------------                              ------
                     1..................................   5%
                     2..................................   5%
                     3..................................   4%
                     4..................................   3%
                     5..................................   2%
                     6..................................   1%
                     7 and thereafter...................   0%

      However, in any Contract year after the first and when a CDSC is applicable, 10% of the amount of the single premium payment can be withdrawn annually by the Contractowner without application of the CDSC. Such withdrawals may, however, be subject to penalty taxes and/or mandatory federal income tax withholding. (See "Federal Tax Matters.") The maximum amount to which the CDSC may be applied cannot exceed the single premium payment.

      In connection with Individual Flexible Premium Payment Contracts and Group Contracts, the CDSC will be the lesser of (a) 5% of the total premiums paid during the 72 months immediately preceding the date of withdrawal annually, or
(b) 5% of the amount being withdrawn. However, in any Contract year after the first and when a CDSC is applicable, 10% of the total premiums paid under the Contract in the last 72 months immediately preceding the date of withdrawal can be withdrawn without application of the CDSC. Such withdrawals may, however, be subject to penalty taxes and/or mandatory federal income tax withholding. (See "Federal Tax Matters.") The maximum amount of the CDSC during the 72 months immediately preceding the date of withdrawal will never exceed 5% of the total of premiums paid during such period.

PRE-RETIREMENT DEATH BENEFIT

      Upon the death of the Annuitant (or the death of the Contractowner for non-qualified Contracts) prior to the Retirement Date, an amount equal to the Accumulation Value of the Contract (the current value of Accumulation Units credited) as of the end of the Valuation Period during which GIAC receives due proof of death, will be available for payment to the Beneficiary promptly after proof of death is received by GIAC. (Under certain circumstances, the Beneficiary may also choose to receive payments pursuant to one of the payout options described under "Annuity Payout Options.") However, if death occurs before the Annuitant reaches age 75 and before the Retirement Date, the death benefit cannot be less than the total of all payments made under such Contract, less a reduction for any prior redemptions and any charges assessed in connection with those transactions. The Contractowner may designate a Beneficiary and may change such designation at any time before Annuity Payments begin.


OPTIONAL ENHANCED DEATH BENEFIT

      In addition to the pre-retirement death benefit provided under the Contract, Contractowners may elect to purchase an optional Enhanced Death Benefit Rider, which may provide greater death benefit proceeds than the proceeds payable under the basic Contract. The Enhanced Death Benefit Rider is available under current Contracts that have Annuitants who are under age 75 at the time the Rider is issued. GIAC reserves the right to discontinue the offer of the Enhanced Death Benefit Rider at any time without prior notice. Any Rider purchased and issued prior to the date of such discontinuance will not be affected by such event. Although not currently anticipated, GIAC may offer the Rider from time to time in the future.

      If the Annuitant dies before the Retirement Date and the Rider is in force, upon receipt of proof of death, GIAC will pay the Beneficiary a death benefit equal to the greater of (1) the death benefit described in the basic Contract or (2) the Enhanced Death Benefit. The Enhanced Death Benefit is equal to the Accumulation Value of the Contract as of the end of the reset date immediately preceding the Annuitant's date of death, plus any premiums paid subsequent to such reset date, less any partial withdrawals subsequent to such date, any applicable contingent deferred sales charges and any applicable premium taxes.

      The first reset date occurs on the issue date of the Rider. Thereafter, each reset date occurs on each subsequent seventh Rider anniversary. For so long as the Enhanced Death Benefit Rider remains in effect, GIAC will assess an additional daily charge against the net assets of each Variable Investment Option equal to .30% on an annual basis for expenses related to the Enhanced Death Benefit.

      The Enhanced Death Benefit Rider terminates on the earliest of (1) the date the Enhanced Death Benefit is paid; (2) the date the Contract terminates;
(3) the date of the Annuitant's 85th birthday; (4) the Retirement Date; or (5) the date GIAC receives the Contractowner's proper written request for termination. Once the Enhanced Death Benefit is terminated, it may not be reinstated.

      The Rider may not be available in all states.

ACCUMULATION PERIOD

      Allocation of Net Premium Payment: The initial Net Premium Payment is used to purchase Accumulation Units in the Investment Divisions or the Fixed-Rate Option (available to Single Premium Payment Contracts only), as selected by the Contractowner, at the unit values next computed following GIAC's decision to issue the Contract. Subsequent Net Premium Payments under Flexible or Group Contracts will be allocated among the underlying Contract options as initially selected for allocation or pursuant to new allocation instructions which have been submitted in writing to GIAC at its Customer Service Office. New allocation instructions will be implemented by GIAC following their receipt. However, the Contractowner may not be invested in more than six allocation options at any given time.

      Crediting Accumulation Units Under the Contract: Variable Accumulation Units represent the interests in the Variable Investment Options and Fixed Accumulation Units represent the interests in the Fixed-Rate Option. The total number of Accumulation Units to be credited to a Contractowner's account is the sum of the portion of the Net Premium Payment allocated to each option divided by the Accumulation Unit value of each such option as next computed following receipt of the payment by GIAC. The number of Accumulation Units will not change because of a subsequent change in the value of the unit, but the dollar value of Accumulation Units will vary based upon the investment experience of the Variable Investment Options and interest credited to the Fixed-Rate Option.

      Accumulation Value: The value of the Contractowner's account within any particular Variable Investment Option or the Fixed-Rate Option is determined by multiplying the number of Accumulation Units of that particular option credited to the account by the applicable current Accumulation Unit value.

      Value of an Accumulation Unit: The value of an Accumulation Unit is determined by using one of two methods, depending upon whether it relates to a Variable Investment Option or the Fixed-Rate Option. With respect to a Variable Investment Option, the value of a Variable Accumulation Unit is determined by multiplying the value of such Variable Accumulation Unit as of the end of the immediately preceding Valuation Period by the net investment factor (described below) for the current Valuation Period. With respect to the Fixed-Rate Option, the value of a Fixed Accumulation Unit is determined by adding the interest credited on such Fixed Accumulation Unit since the end of the immediately preceding Valuation Period to the value of such unit as of the end of such Valuation Period.

      Net Investment Factor: The net investment factor is a measure of the investment performance of each Variable Investment Option. For any particular Valuation Period, the net investment factor is determined by:

            (1) Adding the net asset value of a Fund share as determined at the end of such Valuation Period to the per share amount of any dividend and other distribution made by the Fund during the period, and

            (2) Dividing by the net asset value of the particular Fund share calculated as of the end of the immediately preceding Valuation Period, and

            (3) Subtracting from the above result any applicable taxes and the mortality and expense risk charge.

ANNUITY PERIOD

      Retirement Date: Annuity payments under the Contracts will begin on the Retirement Date, which is the first day of the calendar month and year selected by the Contractowner. This date cannot be later than the Annuitant's 85th birthday, except where otherwise agreed to by GIAC. The Retirement Date may also be determined by the retirement plan under which the Contract is issued.

      Annuity Payments: Annuity Payments will be determined on the basis of (a) the table specified in the Contract which reflects the nearest age and sex of the Annuitant(s), (b) the Annuity Payout Option selected, and (c) the performance of the Variable Investment Options selected. The amount of Annuity Payments will not be affected by the longevity of Annuitants generally or any increase in the expenses of GIAC in excess of the charges specified in the Contract. The Annuitant receives the value of a fixed number of Annuity Units each month. For the Variable Investment Options, the value of an Annuity Unit will reflect the investment experience of the amounts allocated to the Variable Investment Options, and the amount of each Annuity Payment will vary accordingly.

      The decision of the U.S. Supreme Court in Arizona Governing Committee v. Norris can be interpreted to require all "employer-related plans" to use annuity rate tables that are gender-neutral in calculating annuity purchase rates. In order to accommodate employer-related plans funded by the Contracts, gender-neutral annuity rate tables have been developed. Contracts that are not purchased in connection with employer-related plans use gender-distinct annuity rate tables except where prohibited by state law. Contracts offered by this Prospectus to residents of such states will have Contract benefits which are based on gender-neutral annuity rate tables.

      Annuity Payout Options: The Contractowner and, under certain circumstances, the Beneficiary, may elect to have Annuity Payments made under any one of the Annuity Payout Options specified in the Contracts and described below. For Group Contracts, GIAC will issue a certificate to the Contractowner for delivery to each Participant when an Annuity is provided for that Participant. Each such certificate will set forth in substance the amount and terms of the Annuity Payments and any other benefits the Participant may be entitled to under the Contract. A change of Annuity Payout Option is only permitted prior to the Retirement Date. In the absence of an election, Annuity Payments will be made in accordance with the annuity form known as "Option 2 -- Life Annuity with 120 Monthly Payments Certain" (see below). Annuity Payments will be made monthly except that (a) proceeds of less than $2,000 will be paid in a single sum and (b) the schedule of monthly installment payments may be changed to avoid payments of less than $20. The Annuity Payout Options currently available under the Contracts are as follows:

               Option 1 -- Life Annuity Payments: An Annuity Payment made monthly during the lifetime of the Annuitant which terminates with the last monthly payment preceding the death of the Annuitant. Option 1 offers the maximum level of monthly payments, since there is no guarantee of a minimum number of payments or provision for a death benefit for Beneficiaries. It would be possible under Option 1 for the Annuitant to receive only one Annuity Payment if he or she died before the due date of the second Annuity Payment, two such payments if he or she died before the third Annuity Payment date, and so on.

               Option 2 -- Life Annuity with 120 Monthly Payments Certain: An Annuity Payment made monthly during the lifetime of the Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120 months, Annuity Payments will be continued during the remainder of such period to the Beneficiary designated by the Contractowner. The Beneficiary at any time may elect to redeem in whole or in part the commuted value of the current dollar amount of the then remaining number of certain Annuity Payments. If the Beneficiary dies while receiving Annuity Payments, the present value of the current dollar amount of the remaining number of certain Annuity Payments shall be paid in one sum to the estate of the Beneficiary.

               Option 3 -- Joint and Two-Thirds Survivor Annuity Payments: An annuity payment made monthly during the joint lifetimes of the Annuitant and a designated second person and continuing during the lifetime of the survivor in a reduced amount which reflects two-thirds of the number of

         Annuity Units in effect when both persons were alive. It would be possible under Option 3 for the Annuitant and the designated second person to receive only one Annuity Payment if both died before the date of the second Annuity Payment, two such payments if both died before the third Annuity Payment date, and so on.

TRANSFERS OF CONTRACT VALUES

      Subject to the conditions described below and to the terms of any applicable retirement plan, transfers among the Contract's Variable Investment Options are permitted both before and after the Retirement Date. No charge is presently made by GIAC for implementing any transfer. Nevertheless, Contractowners who contemplate requesting a transfer should carefully consider their annuity objectives and the investment objectives of the Funds involved in the proposed transfer before choosing to request a transfer. Frequent transfers may be inconsistent with the long-term objectives of the Contracts.

      GIAC will implement transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Proper transfer requests received by GIAC at its Customer Service Office prior to 3:30 p.m. Eastern time on a business day will normally be effected as of the end of that day. GIAC reserves the right to limit the frequency of transfers to not more than once every 30 days. Contractowners may be invested in a maximum of six Variable Investment Options or the Fixed-Rate Option and five Variable Investment Options under the Contract at any given time.

      Before telephone transfer instructions will be honored by GIAC, a telephone authorization form, properly completed by the Contractowner, must be on file at GIAC's Customer Service Office. If the proper authorization is on file at GIAC's Customer Service Office, telephone transfer instructions may be made by calling toll-free 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. (Eastern time) on days when GIAC is open for business. Each telephone transfer request must include a precise identification of the Contract and the Contractowner's Personal Security Code. GIAC may accept telephone transfer instructions from any caller who properly identifies the Contract number and Personal Security Code. The Funds, GISC and GIAC shall not be liable for any loss, damage, cost or expense resulting from following telephone transfer instructions which any of them reasonably believed to be genuine. Contractowners risk possible loss of principal, interest and capital appreciation in the event of an unauthorized or fraudulent telephone transfer. All or part of any telephone conversation relating to transfer instructions may be recorded by GIAC without prior disclosure to the caller.

Telephone instructions apply only to previously invested monies and do not change the allocation instructions for any future Net Premium Payments under the Contract. Allocations of future Net Premium Payments can only be changed by proper written request.

      During periods of drastic economic or market changes, it may be difficult to contact GIAC to request a telephone transfer. At such times, requests may be made by regular or express mail and will be processed at the Accumulation Unit Value on the date of receipt pursuant to the terms and restrictions described in this "Transfers of Contract Values" section. GIAC reserves the right to modify, suspend or discontinue the telephone transfer privilege at any time and without prior notice.

      Up until 30 days before the Retirement Date, the Contractowner may transfer all or part of the value of his or her Variable Investment Options to another or other Variable Investment Options.

      After the Retirement Date, a Contractowner may also transfer all or a part of the Annuity value from one or more Variable Investment Options to another or other Variable Investment Options. However, such transfers may be made only once per Contract year. Any such transfer will be effected at the next Annuity Unit value calculated after receipt of proper transfer instructions by GIAC at its Customer Service Office. No transfers into or out of the Fixed-Rate Option are currently permitted following the Retirement Date.

      Prior to the Retirement Date, each transfer between the Contract's Variable Investment Options will be based upon the appropriate Accumulation Unit values as of the valuation date coincident with or next following the date the transfer instructions are received by GIAC at its Customer Service Office. Where such transfer is requested after the Retirement Date, the number of old Annuity Units will be changed to reflect the new number of Annuity Units based upon their respective values on December 31st next following the receipt of instructions by GIAC.

      A Contractowner may transfer amounts from the Fixed-Rate Option to any Variable Investment Option once each Contract year and only during the 30-day period beginning on the Contract Anniversary Date. If any Accumulation Value remains in the Fixed-Rate Option, amounts may be transferred to no more than three Variable Investment Options. The maximum amount which may currently be transferred out of the Fixed-Rate Option each year is the greater of: (a) 25% of the amount invested in the Fixed-Rate Option as of the applicable Contract Anniversary Date or (b) $2,500. Transfer requests received within the 30-day period beginning on the Contract Anniversary Date will normally be effected as of the end of the business day on which the request is received. These limits are subject to change in the future.

      A Contractowner may not currently transfer any portion of the Accumulation Value from a Variable Investment Option to the Fixed-Rate Option. An owner may only allocate part or all of a single Net Premium Payment directly into the Fixed-Rate Option.

      GIAC may postpone requested transfers of all or part of the Contract values under certain circumstances. See "Surrenders and Partial Withdrawals," below.

SURRENDERS AND PARTIAL WITHDRAWALS

      During the Accumulation Period, the Contractowner may redeem the Contract in whole (known as a "surrender") or in part (know as a "partial withdrawal"). Surrenders and partial withdrawals must be requested in writing in a form acceptable to GIAC. If the request is for surrender of the Contract, said request must be accompanied by the Contract (or an acceptable affidavit of loss) in order to be deemed a proper written request. GIAC will not process a request for a surrender prior to the receipt of the Contract (or an acceptable affidavit of loss) at its Customer Service Office. GIAC will not honor a request for surrender or partial withdrawal after the Retirement Date.

      If a surrender or partial withdrawal is made in the first six (6) Contract years, the contingent deferred sales charge may be imposed (see "Contingent Deferred Sales Charge"). After the first Contract year, 10% of the amount of the single premium payment with respect to Single Premium Payment Contracts and 10% of the total premiums paid in the last 72 months immediately preceding the date of withdrawal with respect to Flexible Premium Payment Contracts, can be withdrawn without application of the contingent deferred sales charge. Surrenders or partial withdrawals may also be subject to penalty taxes (see "Federal Tax Matters").

      The Accumulation Value on a given day is equal to the sum of the value of the Variable Accumulation Units and any Fixed Accumulation Units under the Contract. A surrender or partial withdrawal is effected by cancelling Accumulation Units which have an aggregate value equal to the dollar amount of the requested surrender or partial withdrawal as of the Valuation Period on or next following the date proper written request for surrender or partial withdrawal is received by GIAC at its Customer Service Office. If applicable, the annual Contract administration fee and any contingent deferred sales charges will be deducted from the surrender proceeds or the remaining Accumulation Value by the cancellation of additional Accumulation Units.

      In connection with a surrender or partial withdrawal, Accumulation Units will be cancelled in the following order: First, GIAC will cancel all the Variable Accumulation Units attributable to the

Investment Divisions. Cancellation of the Variable Accumulation Units attributable to the Investment Divisions will be on a pro rata basis reflecting the existing distribution of the Variable Accumulation Units unless instructed to the contrary by the Contractowner. Second, GIAC will cancel all Fixed Accumulation Units attributable to the Fixed-Rate Option.

      Payment of a surrender or partial withdrawal will ordinarily be made within seven days after the date a proper written request is received by GIAC at its Customer Service Office. GIAC can delay the payment if the Contract is being contested and may postpone the calculation or payment of any Contract benefit or transfer of amounts based on investment performance of the Investment Divisions if: (a) the New York Stock Exchange is closed for trading or trading has been suspended; or (b) the Securities and Exchange Commission ("SEC") restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable. GIAC also reserves the right to defer the payment of amounts withdrawn from the Fixed-Rate Option for a period not to exceed six months from the date proper request for such withdrawal is received by GIAC.

      The Contractowner may request a partial withdrawal of the Contract value provided such partial withdrawal does not result in reducing the Contract value to less than (a) $500 on the date of redemption for an Individual Single Premium Payment Contract, (b) $250 on the date of the partial withdrawal for an Individual Flexible Premium Payment Contract, or (c) $1,000 on the date of the partial withdrawal for a Group Contract. If a partial withdrawal request would result in any such reduction, GIAC will redeem the total Accumulation Value and pay the remaining balance to the Contractowner. Such involuntary surrender would be subject to the contingent deferred sales charge if surrender of the Contract occurred within the time period for which this charge applied.
(See "Contingent Deferred Sales Charges.")

      NOTE: Withdrawals from Contracts issued in connection with Section 403(b) qualified plans are restricted under the Internal Revenue Code. See "Qualified Contracts -- Section 403(b) Plans," for information regarding the circumstances under which withdrawals may be made from such Contracts.

OTHER IMPORTANT CONTRACT INFORMATION

      Assignment: Assignment of interests under the Contracts is prohibited when the Contracts are used in connection with Keogh plans, any retirement plans contemplated by Sections 403(b) or 408 of the Code and any corporate retirement plan unless the Contractowner is not the Annuitant or the Annuitant's employer. An assignment of the Contract may be treated as a taxable distribution to the Contractowner. (See "Federal Tax Matters," below.)

      Reports: GIAC will send to each Contractowner, at least semi-annually, a report containing such information as may be required by applicable laws, rules and regulations. In addition, a statement will be provided at least annually as to the number of Accumulation Units and the value of such Accumulation Units under the Contract.

      Contractowner Inquiries: A Contractowner may direct inquiries to the individual who sold him or her the Contract or may call 1-800-221-3253 or write directly to: The Guardian Insurance & Annuity Company, Inc., Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

                               FEDERAL TAX MATTERS

GENERAL INFORMATION

      The operations of the Separate Account form a part of, and are taxed with GIAC's operations under the Code. Investment income and realized net capital gains on the assets of the Separate account are reinvested and taken into account in determining the Accumulation and Annuity Unit values. Thus, investment income and realized net capital gains are automatically applied to increase reserves under the Contract. GIAC believes that investment income and capital gains attributable to the Separate Account are taxed under existing Federal income tax law but are offset by deductible reserve increases. Accordingly, GIAC does not anticipate that it will incur any Federal income tax liability attributable to the Separate Account and, therefore, GIAC does not currently make provisions for any such taxes. However, if changes in the Federal tax laws, or interpretations thereof, result in GIAC incurring a tax liability on income or gains attributable to the Separate Account or certain types of variable annuity contracts, then GIAC may impose a charge against the Separate Account (with respect to some or all Contracts) to pay such taxes.

NON-QUALIFIED CONTRACTS

      Diversification: Section 817(h) of the Code provides that variable annuity contracts will not be treated as annuities unless the underlying investments are "adequately diversified" in accordance with regulations prescribed by the Secretary of the Treasury. Such regulations require, among other things, that the Funds invest no more than 55% of the value of their respective assets in one investment; 70% in two investments; 80% in three investments; and 90% in four investments. GIAC intends that the Funds underlying the Contracts will be managed by the applicable investment managers so as to comply with these diversification requirements. If the diversification requirements are not met by each and every Variable Investment Option, the Contract could lose its overall tax status as an annuity, resulting in current taxation of the excess of Contract value over the "investment in the Contract." A Contractowner's "investment in the Contract" generally equals: (1) the aggregate amount of premium payments or other consideration paid for the Contract minus (2) the aggregate amount received under the Contract, to the extent such amount was not excluded from gross income.


      Owner Control: In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. To date, no regulations or rulings have been issued regarding the circumstances under which a contractowner's ability to control investments through premium allocation and transfer privileges would cause him or her to be treated as the owner of the assets in an insurance company's separate account. GIAC does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue to provide guidance in this area. Accordingly, GIAC reserves the right to modify the Contract as necessary to attempt to prevent the Contractowner from being considered the owner of the assets of the Separate Account or otherwise to maintain favorable tax treatment of the Contracts.


      Distribution of Benefits: Non-qualified Contracts will not be treated as annuity contracts for purposes of Section 72 of the Code unless the Contract provides that: (1) if any Contractowner dies on or after the Retirement Date, but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution in effect when the Contractowner died; and
(2) if any Contractowner dies prior to the Retirement Date, the entire interest will be distributed within five years of the Contractowner's death.

These requirements will be considered satisfied if that portion of the Contractowner's interest which is payable to or for the benefit of a "designated beneficiary," will be distributed over the life or life expectancy of any new owner and such distributions begin within one year of the Contractowner's death. The Contract's "new owner" is the person designated by the Contractowner as Beneficiary and to whom ownership of the Contract passes by reason of death. For this purpose, the Beneficiary must be a natural person. If the Beneficiary is the Contractowner's surviving spouse, the Contract may be continued with the surviving spouse as the new Contractowner. Non-qualified Contracts contain provisions intended to comply with Section 72(s) of the Code. However, regulations interpreting these requirements of the Code have not yet been issued. Accordingly, the provisions contained in such Contracts will be reviewed and may be modified to assure compliance with the Code's requirements when clarified by regulations or otherwise.

      Note: The remaining discussion concerning non-qualified Contracts assumes that the Contracts will be treated as annuities under Section 72 of the Code, that the underlying investments of the Contracts are "adequately diversified" under Section 817(h) of the Code, and that the Contract is not issued in connection with a retirement plan qualifying for favorable tax treatment under the Code.

      A Contractowner who is a natural person is generally not taxes on increases in the value of a Contract until distribution, either as a lump sum payment received by surrender or partial withdrawal, or as annuity payments. The assignment or pledge of any portion of the Contract value may be treated as a distribution. The taxed portion of a distribution (whether in the form of a lump sum payment or an annuity) is taxed as ordinary income.

      Contractowners who are not natural persons generally must include in income any increase in the excess of the Contract's Accumulation Value over the "investment in the Contract" during the taxable year, whether or not such increase is distributed. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss these with a competent tax adviser.

      The following discussion applies to Contracts owned by natural persons.

      Generally, amounts received by surrender or partial withdrawal are first treated as taxable income to the extent that the Contract's Accumulation Value immediately before the surrender/withdrawal exceeds the "investment in the contract." Any additional amount withdrawn is not taxable.

      Although the tax consequences may vary depending on the form of Annuity Payment Option selected, the recipient of an Annuity Payment generally is taxed on the portion of such payment that exceeds the "investment in the contract." For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. The entire distribution will be fully taxable once the recipient has recovered the dollar amount of the "investment in the contract."


      A penalty tax on surrenders or withdrawals equal to 10% of the amount treated as taxable income may be imposed unless such surrender or withdrawal is:
(1) made on or after age 59 1/2; (2) made as a result of death or disability;
or (3) received in substantially equal installments as a life annuity (subject to special "recapture" rules if the series of payments is subsequently modified).


      Annuity distributions are generally subject to withholding for the recipient's income tax liability. The withholding rates vary according to the type of the distribution and the recipient's tax status. Recipients generally may elect not to have tax withheld from distributions. Redemption requests that do not indicate a preference regarding withholding will be delayed in processing until a preference form has been properly completed and received at GIAC's Customer Service Office. Withholding on taxable distributions is generally required if the recipient fails to provide GIAC with his or her correct Social Security number or if the recipient is a U.S. citizen or expatriate living abroad.

      Amounts may be distributed from a Contract because of the death of a Contractowner or the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum they are taxed in the same manner as a full surrender of the Contract as described above; or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments as described above. For these purposes, the investment in the contract is not affected by the Contractowner's or Annuitant's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

      All non-qualified deferred annuity contracts that are issued by GIAC or its affiliates to the same Contractowner during any calendar year are to be aggregated for purposes of determining the amount includable in the Contractowner's gross income under Section 72(e) of the Code. Thus, the proceeds of a partial withdrawal, surrender or assignment of one or more non-qualified deferred annuity contracts entered into during the same calendar year will be includable in the Contractowner's income to the extent of the aggregate excess of the accumulation values over the investment in all such contracts ("investment in the contract" is defined above). Potential purchasers of more than one non-qualified annuity contract should seek advice from legal or tax counsel as to the possible implications of these rules on the contracts they intend to purchase.


      Transferring the ownership of a Contract, or designating an Annuitant, payee or other Beneficiary who is not also the Contractowner, the selection of certain Retirement Dates, or the assignment or exchange of a Contract, may result in certain income or gift tax consequences to the Contractowner that are beyond the scope of this discussion. A Contractowner contemplating any such transfer, designation, selection, assignment or exchange of a Contract should contact a competent tax adviser about the potential tax effects of such a transaction.

      Possible Tax Changes: Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.


QUALIFIED CONTRACTS


      Generally, increases in the value of amounts under a Contract purchased in connection with a retirement plan qualifying for favorable tax treatment under the Code are not taxable until benefits are received. However, the rules governing the tax treatment of contributions and distributions under qualified plans, as set forth in the Code and applicable rulings and regulations, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, this Prospectus does not attempt to provide more than general information about the use of the Contracts with these various types of plans. Contractowners, Annuitants, and Beneficiaries under qualified plans should be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans, regardless of the terms and conditions of the Contracts issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated into GIAC's Contract administration procedures. Contractowners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Contract.

      For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Contractowner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contractowner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Contractowner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Contractowner's death.


      Following are brief descriptions of the various types of plans with which the Contracts described in the Prospectus may be used:


      Section 403(b) Plans: The Code permits public schools and employers specified in Section 501(c)(3) of the Code to purchase annuity contracts under
Section 403(b)(1) and mutual fund shares through a Section 403(b)(7) custodial account on behalf of their employees. Subject to certain limitations, the purchase payments for such contracts or mutual fund shares are excluded from the employees' gross income for tax purposes. However, these payments may be subject to FICA (Social Security) taxes. These annuity contracts are commonly referred to as "tax-sheltered annuities."

      Distributions from tax-sheltered annuities are restricted unless the employee is age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Before one of these events occurs, the employee may not surrender amounts attributable to either: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) income attributable to salary reduction contributions made in years beginning after December 31, 1988 on salary reduction accumulations held as of December 31, 1988. Hardship withdrawals are further limited to salary reduction contributions only, and may not include income earned thereon. Hardship withdrawals are generally subject to tax penalties and contingent deferred sales charges.

      If a Contract is purchased as a tax-sheltered annuity under Section 403(b) of the Code, it is subject to the restrictions on redemption described above. These restrictions on redemption are imposed by the Separate Account and GIAC in full compliance with and in reliance upon the terms and conditions of a no-action letter on this subject issued by the staff of the Securities and Exchange Commission.

      The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b).

      Prospective purchasers of the Contracts as tax-sheltered annuities should seek advice from legal or tax counsel about their eligibility to purchase a tax-sheltered annuity, limitations on permissible amounts of purchase payments, distribution restrictions, the Contract's death benefit provision and tax consequences of distribution.

      Individual Retirement Accounts: Sections 219 and 408 of the Code permit individuals to contribute to an individual retirement program known as an "Individual Retirement Account" or "IRA." IRA contributions are generally limited each year to the lesser of $2,000 or 100% of the Contractowner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are also subject to a 10% penalty tax. Individuals who purchase Contracts for use with an IRA will receive, in addition to this Prospectus and a copy of the Contract, a brochure containing information about eligibility, contribution limits, tax consequences and other particulars concerning IRAs. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

      Simplified Employee Pension (SEP) IRAs: Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

      Roth IRAs: Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

      Corporate Pension and Profit-Sharing Plans: Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferrred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. The Contract includes a death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

      Deferred Compensation Plans: Section 457 of the Code provides for certain deferred compensation plans with respect to service for state governments, local governments, rural electric cooperatives, political subdivisions, agencies, instrumentalities, certain affiliates of such entities and other tax-exempt employers. Amounts contributed by employers through such plans are taxed to employees when paid or made available for withdrawal. Under such plans, a participant may specify the form of investment in which his or her contributions will be made. In general, all such investments are owned by, and are subject to the claims of the general creditors of, the sponsoring employers and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In certain governmental plans, however, deferred amounts must be held in trust for the exclusive benefit of plan participants.


      The following rules generally apply to distributions from Contracts purchased in connection with the plans (other than Section 457 plans) discussed above:

      That portion of any contribution under a Contract made by or on behalf of an individual (typically an employee) which is not excluded or deductible from his or her gross income (generally, the individual's own nondeductible contribution) constitutes his or her "investment in the contract." If a distribution is made in the form of annuity payments, the investment in the contract (adjusted for certain refund provisions) divided by the Annuitant's life expectancy (or other period for which annuity payments are expected to be made) constitutes a tax-free return of capital each year. The entire distribution will be fully taxable once the Annuitant (or other appropriate payee) is deemed to have recovered the dollar amount of the investment in the Contract. The dollar amount of annuity payments received in any year in excess of such return is taxable as ordinary income. Depending upon the nature and structure of the arrangement in connection with which a Contract is issued, an individual's investment in the Contract can be zero.


      If a surrender of or partial withdrawal from a Contract held in connection with a Section 401(a) plan is effected and a distribution is made in a single payment, the proceeds may qualify for special "lump-sum distribution" treatment. Otherwise, the amount by which the payment exceeds the "investment in the contract" (adjusted for any prior partial withdrawal) will generally be taxed as ordinary income in the year of receipt, unless it is validly "rolled over" into an IRA or another qualified plan.


      A penalty tax of 10% will be imposed on the taxable portion of surrenders or partial withdrawals from all qualified Contracts, except under circumstances similar to those relating to non-qualified Contracts (see above). Other adverse tax consequences may result if distributions do not conform to specified commencement and minimum distribution rules, and in other circumstances.

      The taxation of benefits payable upon an employee's death to his or her Beneficiary generally follow these same principles, subject to a variety of special rules. In particular, the tax on death benefits to be paid as a lump sum under a non-qualified contract may be deferred if, within 60 days after the lump sum becomes payable, the Beneficiary instead elects to receive annuity payments.

      Distributions from Contracts generally are subject to withholding for the Contractowner's federal income tax liability. The withholding rate varies according to the type of distribution and the Contractowner's tax status. The Contractowner will be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Contractowner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

      Restrictions under Qualified Contracts: Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.


OTHER TAX CONSIDERATIONS

      Presently, GIAC makes no charge to the Separate Account for any Federal, state or local taxes (other than state premium taxes) that it incurs which may be attributable to the Separate Account or to the Contracts. GIAC, however, reserves the right to make a charge for any such taxes or other economic burden which may result from the application of the tax laws and that GIAC determines to be attributable to the Separate Account or to the Contracts. If any tax charges are made in the future, they will be accumualted daily and transferred from the Separate Account to the GIAC's general account.

      Because of the complexity of the Federal tax law, and the fact that tax results will vary according to the factual status of the entity or individual involved, tax advice may be needed by anyone contemplating the purchase of a Contract or the exercise of the various elections under the Contract. It should be understood that this Prospectus' discussion of the Federal income tax consequences of owning a Contract is not an exhaustive discussion of all tax questions that might arise under the Contracts and that special rules exist in the Code with respect to situations not discussed here. No representation is made regarding the likelihood of the continuation of the current Federal tax laws or interpretations thereof by the Internal Revenue Service. No attempt has been made to consider any applicable state, local or other tax laws, except with respect to the imposition of any premium taxes.

      GIAC does not make any guarantee regarding the tax status of any Contract and the above tax discussion is not intended as tax advice.

      VOTING RIGHTS

      To the extent required by applicable law, GIAC will vote the Fund shares that it owns through the Separate Account according to instructions received from Contractowners having an interest in such Fund's shares. GIAC will vote shares for which no instructions are received in the same proportion as it votes shares for which it has received instructions. GIAC will typically vote any Fund shares that it is entitled to vote directly due to amounts it has contributed or accumulated in the applicable Investment Division for proposals presented by Fund Management. If the applicable law of interpretations thereof change so as to permit GIAC to vote a Fund's shares in GIAC's own right or to restrict Contractowner voting, GIAC reserves the right to do so.

      GIAC will seek voting instructions from Contractowners for the number of shares attributable to their Contracts. Contractowners are entitled to provide instructions if, on the applicable record date, they have allocated values to the Investment Division which corresponds to the Fund for which a shareholder meeting is called.

      Prior to the Retirement Date, the person having the voting interest under a Contract shall be the Contractowner. The number of shares held in the Investment Division which are attributable to a Contract is determined by dividing the Contractowner's interest in each subdivision by the net asset value per share of the applicable Fund.

      After the Retirement Date, the person having the voting interest shall be the person then entitled to receive Annuity Payments. This voting interest will generally decrease with the gradual reduction of the Contract value during the annuity payout period. The number of shares held in the Investment Divisions which are attributable to each Contract is determined by dividing the reserve for such Contract by the net asset value per share of the applicable Fund.

      Contractowners have no voting rights with respect to the Fixed-Rate
Option.

                          DISTRIBUTION OF THE CONTRACTS


      The contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of GISC or of broker-dealer firms which have entered into sales agreements with GISC and GIAC. GISC and such other broker-dealers are members of the National Association of Securities Dealers, Inc. In connection with the sale of the Contracts, GIAC will generally pay sales commissions to these individuals or entities which may vary but, in the aggregate, are not anticipated to exceed an amount equal to 4.5% of a Contract premium payment. Where permitted by state law, GIAC reserves the right to pay additional sales or service compensation of up to .45% of the value of the Contract annually while a Contract is in force based on the value of the Contract and the riders selected by the Contractowner. The principal underwriter of the Contracts is GISC, located at 201 Park Avenue South, New York, New York 10003.

                          RIGHT TO CANCEL THE CONTRACT

      Where required by state law or regulation, the Individual Contract will contain a provision which permits cancellation by returning the Contract to GIAC, or to the registered representative through whom it was purchased, within 10 days (20 days in a limited number of states) of delivery of the Contract. The Contractowner will then receive from GIAC, as and when required by state law or regulation, either (a) the total amount paid for the Contract or (b) an amount equal to the sum of (i) the difference between the premiums paid (including any Contract fees or other charges) and the amounts allocated to any Investment Divisions and the Fixed-Rate Option under the Contract, and (ii) the surrender value of the Contract.


                              YEAR 2000 COMPLIANCE

      Like other financial and business organizations around the world, GIAC could be adversely affected if the computer systems it uses internally, the systems of its service providers, and related computer systems do not properly process and calculate date-related information and data beginning on January 1, 2000. Many computer systems today cannot distinguish the year 2000 from the year 1900 because of the way dates were encoded and calculated in these systems. GIAC has been actively working to deal with this problem, and expects that its systems and others upon which it is reliant will be adapted before January 1, 2000. However, there can be no assurance that these preparations will be successful.


                                LEGAL PROCEEDINGS

      There are no material legal proceedings pending to which the Separate Account or GIAC is a party.

                             ADDITIONAL INFORMATION

      A Statement of Additional Information is available (in accordance with the directions on page 2 of this Prospectus) which contains more details regarding the Contracts discussed herein. The following identifies the contents of that document:

                       Statement of Additional Information
                                Table of Contents

                                                                            Page
                                                                            ----
         Services to the Separate Account................................    B-2
         Annuity Payments................................................    B-2
         Calculation of Yield Quotations for The Guardian Cash Fund......    B-3
         Performance Comparisons.........................................    B-3
         Valuation of Assets of the Separate Account.....................    B-4
         Transferability Restrictions....................................    B-4
         Experts.........................................................    B-4
         Financial Statements............................................    B-4

                         THE GUARDIAN SEPARATE ACCOUNT A
                                       OF
                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.


                                 --------------
              Statement of Additional Information dated May 1, 1998
                                 --------------

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account A (marketed under the name "Value Guard II") dated May 1, 1998.


      A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

      Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
           Services to the Separate Account................................ B-2
           Annuity Payments................................................ B-2
           Calculation of Yield Quotations for Value Line Cash Fund........ B-3
           Performance Comparisons..........................................B-3
           Valuation of Assets of the Separate Account..................... B-4
           Transferability Restrictions.................................... B-4
           Experts......................................................... B-4
           Financial Statements............................................ B-4

                        SERVICES TO THE SEPARATE ACCOUNT

      The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account A (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the annual contract administration fee (as described in the Prospectus), which are borne by the Contractowners.

      The firm of Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as independent accountants for the Separate Account and GIAC.


      Guardian Investor Services Corporation ("GISC"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GISC. The Contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of GISC or of other broker-dealers which have selling agreements with GISC and GIAC. In the years 1997, 1996 and 1995, GISC received underwriting commissions from GIAC with respect to the sales of the Contracts in the amount of $1,979,926, $1,851,468 and $1,409,708, respectively.


                                ANNUITY PAYMENTS

      Determination of the First Monthly Annuity Payment: At the time Annuity Payments begin, the value of the Contractowner's account (or if a Group Contract, the amount applied for a participant as stated by the Contractowner) is determined by multiplying the appropriate Accumulation Unit value on the valuation date ten (10) days before the date the first Annuity Payment is due by the corresponding number of Accumulation Units credited to the Contractowner's account (or if a Group Contract, the amount applied for a participant as stated by the Contractowner) as of the date the first Annuity Payment is due, less any applicable premium taxes not previously deducted.

      The Contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the Contract. The amount depends on the form of Annuity, the sex (except in those states which require "unisex" rates) and the nearest age of the annuitant(s). The first Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Contract (or if a Group Contract, the amount applied for a Participant as stated by the Contractowner).

      Value of an Annuity Unit: The value of an Annuity Unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an Annuity Unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The Annuity Unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed 4% investment return used in determining the amounts of annuity payable. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the Contract. The dollar amount of any monthly payment due after the first monthly payment under an annuity option will be determined by multiplying the number of Annuity Units by the value of an Annuity Unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the monthly payment is due.

      Determination of the Second and Subsequent Monthly Annuity Payments: The amount of the second and subsequent Annuity Payments is determined by multiplying the number of Annuity Units by the appropriate Annuity Unit value as of the valuation date 10 days prior to the day such payment is due. The number of Annuity

Units under a Contract is determined by dividing the first monthly payment by the value of the appropriate Annuity Unit on the date of such payment. This number of Annuity Units remains fixed during the Annuity Payment period, provided no transfers among the Variable Investment Options are made.

      The assumed investment return of 4% under the Contract is the measuring point for subsequent Annuity Payments. If the actual net investment rate (on an annual basis) remains constant at 4%, the Annuity Payments will remain constant. If the actual net investment rate exceeds 4%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, Annuity Payments will decrease.

      The second and subsequent monthly payments made under the Fixed-Rate Option will be equal to the amount of the first monthly fixed annuity payment.

           CALCULATION OF YIELD QUOTATIONS FOR THE GUARDIAN CASH FUND

      The yield of the Investment Division of the Separate Account investing in the Cash Fund represents the net change, exclusive of gains and losses realized by the Cash Fund and unrealized appreciation and depreciation with respect to the portfolio securities of the Cash Fund, in the value of a hypothetical pre-existing Contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (i) the net change in the value of the Contract for the base period (see "Accumulation Period" in the Prospectus) by (ii) the value of the Contract at the beginning of the base period and multiplying the result by 365/7.

      Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (A) dividing (i) the net change in the value of the Contract for the base period by (ii) the value of the Contract as of the beginning of the base period, (B) adding 1 to the result, (C) raising the sum to a power equal to 365 divided by the number of days in the base period, and (D) subtracting 1 from the result.

      Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in Contract value does reflect all deductions that are charged to a Contractowner, in proportion to the length of the base period and the Investment Division's average Contract size.

      The yield of the Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the portfolio of the Cash Fund. Consequently, no yield quotation should be considered as representative of what the yield of the subdivision may be for any specified period in the future. The Cash Fund Investment Division's respective yields are not guaranteed.


      The current and effective annualized yields for the Investment Division investing in the Cash Fund Investment Division for the seven-day period ending December 31, 1997 were 5.24% and 5.38%, respectively, calculated as described above.


                             PERFORMANCE COMPARISONS

      Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analyses prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration.

                   VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

      The value of Fund shares held in each Separate Account Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Directors of GIAC.

                          TRANSFERABILITY RESTRICTIONS

      Where a Contract is owned in conjunction with a retirement plan qualified under the Internal Revenue Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the Contract, the Contractowner may not change the ownership of the Contract nor may the Contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC, unless the Contractowner is the trustee of an employee trust qualified under the Internal Revenue Code of 1986, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

                                     EXPERTS


      The financial statements of the Separate Account incorporated in this Statement of Additional Information and in the Registration Statement by reference to the Annual Report to Contractowners for the year ended December 31, 1997 have been so incorporated in reliance on the report of Price Waterhouse LLP, independent accountants. The statutory basis balance sheets of GIAC as of December 31, 1997 and 1996 and the related statutory basis statements of operations, of changes in common stock and surplus and of cash flow for each of the three years in the period ended December 31, 1997 appearing in this Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP, independent accountants. Such financial statements have been included herein or incorporated herein by reference in reliance upon such reports given upon the authority of said firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

      The statutory basis financial statements of GIAC which are set forth herein beginning on page B-5 should be considered only as bearing upon the ability of GIAC to meet its obligations under the Contracts.


      The financial statements of the Separate Account are incorporated herein by reference to the Separate Account's 1997 Annual Report to Contractowners. Such financial statements, the notes thereto and the report of independent accountants thereon are incorporated herein by reference or are included elsewhere in this Registration Statement. A free copy of the 1997 Annual Report to Contractowners accompanies this Statement of Additional Information.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                         STATUTORY BASIS BALANCE SHEETS

================================================================================


                                                                                     As of
                                                                                  December 31,
                                                                        -------------------------------
                                                                             1997             1996
                                                                        --------------   --------------
ADMITTED ASSETS
Investments:
   Fixed maturities, principally at amortized cost
     (market: 1997 - $492,052,307; 1996 - $491,271,164) .............   $  484,747,832   $  490,445,948
   Affiliated mutual funds, at market ...............................       30,551,186        2,755,672
   Investment in subsidiary .........................................       12,073,143        7,746,643
   Policy loans - variable life insurance ...........................       72,737,781       68,143,068
   Cash and short-term investments ..................................       23,602,410       17,825,039
   Investment in joint venture ......................................          345,492          285,874
Accrued investment income receivable ................................       13,303,271       10,553,405
Due from parent and affiliates ......................................        7,573,304        6,507,913
Other assets ........................................................       12,557,432       12,173,268
Receivable from separate accounts ...................................       30,203,923       11,606,587
Variable annuity and EISP/CIP separate account assets ...............    6,810,882,719    5,248,159,777
Variable life separate account assets ...............................      414,699,239      342,921,803
                                                                        --------------   --------------
     TOTAL ADMITTED ASSETS ..........................................   $7,913,277,732   $6,219,124,997
                                                                        ==============   ==============
LIABILITIES
Policy liabilities and accruals:
   Fixed deferred reserves ..........................................   $  339,797,646   $  329,681,355
   Fixed immediate reserves .........................................        7,397,461        5,874,894
   Life reserves ....................................................       67,799,492       65,462,693
   Minimum death benefit guarantees .................................        1,117,645        1,257,777
   Policy loan collateral fund reserve ..............................       70,734,812       65,762,820
   Accrued expenses, taxes, & commissions ...........................        1,592,997        2,712,360
   Due to parent and affiliates .....................................       20,408,087       15,304,638
   Federal income taxes payable .....................................       10,939,640        4,743,447
   Other liabilities ................................................       20,540,325       30,079,434
   Asset valuation reserve ..........................................       26,305,528       15,121,269
   Variable annuity and EISP/CIP separate account liabilities .......    6,750,575,077    5,193,574,218
   Variable life separate account liabilities .......................      413,364,790      335,769,184
                                                                        --------------   --------------
     TOTAL LIABILITIES ..............................................   $7,730,573,500   $6,065,344,089


COMMON STOCK AND SURPLUS
   Common Stock, $100 par value, 20,000 shares authorized, issued and
     outstanding ....................................................        2,000,000        2,000,000
   Additional paid-in surplus .......................................      137,398,292      137,398,292
   Assigned and unassigned surplus ..................................       43,305,940       14,382,616
                                                                        --------------   --------------
     Total Common Stock and Surplus .................................      182,704,232      153,780,908
                                                                        --------------   --------------
     TOTAL LIABILITIES, COMMON STOCK AND SURPLUS ....................   $7,913,277,732   $6,219,124,997
                                                                        ==============   ==============

               See notes to statutory basis financial statements.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                    STATUTORY BASIS STATEMENTS OF OPERATIONS

================================================================================

                                                                For the Year Ended December 31,
                                                     -----------------------------------------------------
                                                          1997               1996               1995
                                                     ---------------    ---------------    ---------------
Revenues:
   Premiums and annuity considerations:
     Variable annuity considerations .............   $   995,209,301    $   731,792,764    $   537,841,762
     Life insurance premiums and fixed
       annuity considerations ....................        68,222,360         44,874,269         73,938,212
   Net investment income .........................        47,993,754         42,366,902         36,293,598
   Amortization of IMR ...........................           111,783            333,219            257,380
   Net gain from operations of separate accounts .         5,780,327          8,860,462                 --
   Service fees ..................................        76,350,291         58,774,486         46,560,286
   Variable life -- cost of insurance ............        11,205,120          4,844,028          4,232,564
   Reserve adjustments on reinsurance ceded ......         7,885,341         30,636,445        (32,192,749)
   Commission and expense allowances .............        16,268,128         14,508,840         10,057,974
   Other income ..................................         5,178,266          2,535,356          1,127,526
                                                     ---------------    ---------------    ---------------
                                                       1,234,204,671        939,526,771        678,116,553
                                                     ---------------    ---------------    ---------------
Benefits and expenses:
   Benefits:
     Death benefits ..............................         5,340,675          6,785,456          4,774,584
     Annuity benefits ............................       687,719,014        426,072,773        276,568,762
     Surrender benefits ..........................        17,620,583         17,459,706         17,660,413
     Increase in reserves ........................        18,291,585         82,891,516         65,349,399
   Net transfers to (from) separate accounts:
     Variable annuity and EISP/CIP ...............       359,468,681        323,093,897        252,772,988
     Variable Life ...............................          (630,102)       (10,417,095)       (17,796,371)
   Commissions ...................................        43,352,989         39,233,431         34,364,742
   General insurance expenses ....................        59,476,685         42,523,892         25,888,456
   Taxes, licenses and fees ......................         3,743,414          3,723,858          2,477,492
   Reinsurance terminations ......................           182,535        (15,470,015)        11,002,701
                                                     ---------------    ---------------    ---------------
                                                       1,194,566,059        915,897,419        673,063,166
                                                     ---------------    ---------------    ---------------
   Income before income taxes and realized
     gains from investments ......................        39,638,612         23,629,352          5,053,387

   Federal income taxes ..........................        12,073,500          3,941,460            439,667
                                                     ---------------    ---------------    ---------------
   Income from operations, net of federal
     income taxes, and before net realized
     gains .......................................        27,565,112         19,687,892          4,613,720

   Realized gains from investments, net of federal
     income taxes, net of transfer to IMR ........           472,127              7,540            342,455
                                                     ---------------    ---------------    ---------------
   Net income ....................................   $    28,037,239    $    19,695,432    $     4,956,175
                                                     ===============    ===============    ===============

               See notes to statutory basis financial statements.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

        STATUTORY BASIS STATEMENTS OF CHANGES IN COMMON STOCK AND SURPLUS

================================================================================

                                                                                  Assigned and
                                                                   Additional      Unassigned         Total
                                                     Common          Paid-in         Surplus      Common Stock
                                                      Stock          Surplus        (Deficit)      and Surplus
                                                     ------        ----------     ------------    ------------

Balances at December 31, 1994 .................... $2,000,000     $137,398,292     $(1,817,759)   $137,580,533
                                                   ----------     ------------     -----------    ------------
Net income from operations .......................                                   4,956,175       4,956,175
Increase in unrealized appreciation of Company's
   investment in separate accounts, net of
   applicable taxes ..............................                                   3,024,930       3,024,930
Decrease in unrealized appreciation of Company's
   investment in joint venture ...................                                      (6,803)         (6,803)
Increase in unrealized appreciation of Company's
   investment in subsidiary ......................                                     298,534         298,534
Increase in non-admitted assets ..................                                      (7,078)         (7,078)
Disallowed interest maintenance reserve ..........                                     143,080         143,080
Net increase in asset valuation reserve ..........                                  (4,111,444)     (4,111,444)
                                                   ----------     ------------     -----------    ------------
Balances at December 31, 1995 ....................  2,000,000      137,398,292       2,479,635     141,877,927
                                                   ----------     ------------     -----------    ------------
Net income from operations .......................                                  19,695,433      19,695,433
Tax on prior years separate account seed
   investment unrealized gains ...................                                    (104,732)       (104,732)
Increase in unrealized appreciation of Company's
   investment in joint venture ...................                                     241,456         241,456
Increase in unrealized appreciation of Company's
   investment in subsidiary ......................                                     142,201         142,201
Decrease in unrealized appreciation of Company's
   investment in other assets ....................                                      (9,384)         (9,384)
Increase in non-admitted assets ..................                                     (80,815)        (80,815)
Disallowed interest maintenance reserve ..........                                    (128,107)       (128,107)
Surplus changes resulting from reinsurance .......                                  (2,073,155)     (2,073,155)
Net increase in asset valuation reserve ..........                                  (5,779,916)     (5,779,916)
                                                   ----------     ------------     -----------    ------------
Balances at December 31, 1996 ....................  2,000,000      137,398,292      14,382,616     153,780,908
                                                   ==========     ============     ===========    ============
Net income from operations .......................                                  28,037,239      28,037,239
Increase in unrealized appreciation of Company's
   investment in joint venture ...................                                      42,908          42,908
Increase in unrealized appreciation of Company's
   investment in subsidiary ......................                                   4,326,500       4,326,500
Increase in unrealized appreciation of Company's
   investment in other assets ....................                                       9,384           9,384
Increase in unrealized appreciation of Company's
   investment in an affiliated mutual fund .......                                   7,271,233       7,271,233
Decrease in non-admitted assets ..................                                      83,011          83,011
Disallowed interest maintenance reserve ..........                                    (197,600)       (197,600)
Surplus changes resulting from reinsurance .......                                     534,908         534,908
Net increase in asset valuation reserve ..........                                 (11,184,259)    (11,184,259)
                                                   ----------     ------------     -----------    ------------
Balances at December 31, 1997 .................... $2,000,000     $137,398,292     $43,305,940    $182,704,232
                                                   ==========     ============     ===========    ============

               See notes to statutory basis financial statements.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                     STATUTORY BASIS STATEMENTS OF CASH FLOW

================================================================================

                                                                     For the Year Ended December 31,
                                                         -----------------------------------------------------
                                                               1997               1996               1995
                                                         ---------------    ---------------    ---------------
Cash flows from insurance activities:
   Premiums, annuity considerations and
     deposit funds ...................................   $ 1,065,244,583    $   780,710,735    $   611,169,979
   Investment income .................................        46,412,248         42,413,736         36,912,131
   Commissions and expense allowances on
     reinsurance ceded ...............................        22,679,622         37,315,301        (22,118,484)
   Other income ......................................        67,084,996         47,357,962         44,220,753
   Death benefits ....................................        (5,492,854)        (6,900,438)        (4,420,866)
   Surrender benefits ................................       (17,780,564)        (2,774,865)       (17,660,413)
   Annuity benefits ..................................      (689,207,046)      (424,511,908)      (276,163,436)
   Commissions, other expenses
     and taxes (excluding FIT) .......................      (101,213,566)       (78,968,214)       (57,714,112)
   Net transfers to separate accounts ................      (356,017,200)      (307,856,562)      (231,230,812)
   Federal income taxes (excluding tax on
     capital gains) ..................................        (5,094,779)           682,025         (1,557,444)
   Increase in policy loans ..........................        (4,594,714)        (4,300,868)        (4,522,280)
   Other operating expenses and sources ..............          (140,580)         2,077,342         (8,945,084)
                                                         ---------------    ---------------    ---------------

Net cash provided by insurance activities ............        21,880,146         85,244,246         67,969,932
                                                         ---------------    ---------------    ---------------
Cash flows from investing activities:
   Proceeds from dispositions of investment securities       315,404,430        224,692,954         63,122,215
   Purchases of investment securities ................      (331,151,548)      (309,590,319)      (118,543,796)
   Federal income tax on capital gains ...............          (355,657)          (505,496)           992,810
                                                         ---------------    ---------------    ---------------

Net cash used in investing activities ................       (16,102,775)       (85,402,861)       (54,428,771)
                                                         ---------------    ---------------    ---------------

     Net increase (decrease) in cash .................         5,777,371           (158,615)        13,541,161

     Cash and short-term investments,
       beginning of year .............................        17,825,039         17,983,654          4,442,493
                                                         ---------------    ---------------    ---------------

     Cash and short-term investments, end of year ....   $    23,602,410    $    17,825,039    $    17,983,654
                                                         ===============    ===============    ===============

               See notes to statutory basis financial statements.

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                                December 31, 1997

Note 1 -- Organization

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Guardian Investor Services Corporation (GISC) or of other broker dealer firms that have entered into sales agreements with GIAC and GISC. The Company's general agency distribution system is used for the sale of other products and policies.

      GISC, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and the investment advisor to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

      Insurance Separate Accounts: The Company has established fourteen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

      The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets and liabilities of the separate accounts are stated primarily at the market value of the underlying investments and corresponding contractholders obligations. The amounts provided by the Company to establish separate account investment portfolios (seed money) are not included in separate account liabilities.

Note 2 -- Summary of Significant Accounting Policies

      Basis of presentation of financial statements: The financial statements have been prepared on a statutory basis of accounting that is prescribed or permitted by the Insurance Department of the State of Delaware which is a comprehensive basis of accounting other than generally accepted accounting principles (GAAP).

      Financial statements prepared on a statutory basis vary from financial statements prepared on a GAAP basis because: (1) the costs relating to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, whereas on a GAAP basis they would be recorded as assets and amortized over the future periods to be benefited; (2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals, whereas on GAAP basis they are on anticipated Company experience for lapses, mortality and investment yield; (3) life insurance enterprises are required to establish a formula-based asset valuation reserve (AVR) by a direct charge to surplus to offset potential investment losses; under GAAP, provisions for investments are established as needed through a charge to income; (4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold; for GAAP, such gains and losses are recognized in income at the time of sale; (5) bonds are carried principally at amortized cost for statutory reporting and at market value for GAAP; (6) annuity and certain insurance premiums are recognized as premium income, whereas for GAAP they are recognized as deposits; (7) deferred federal income taxes are not provided for temporary differences between tax and book assets and liabilities as they are under GAAP; (8) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP.

      Use of Estimates: The preparation of financial statements of insurance enterprises requires management to

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS


                                December 31, 1997


make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. As a provider of life insurance and annuity products, GIAC's operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits. The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

      Valuation of investments: Investments in securities are recorded in accordance with valuation procedures established by the National Association of Insurance Commissioners (NAIC). Unrealized gains and losses on investments carried at market are recorded directly to unassigned surplus. Realized gains and losses on disposition of investments are determined by the specific identification method. The Company has recorded in accordance with NAIC requirements, the net gain from the operations of the separate accounts in the operations of the general account in 1997 and 1996 instead of in surplus.

      Bonds: Bonds are valued principally at amortized cost. Mortgage backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method with PSA standard prepayment rates.

      Investment in subsidiary: GIAC's investment in GISC is carried at equity in GIAC's underlying net assets. Undistributed earnings or losses are reflected as unrealized capital gains and losses directly in unassigned surplus. Dividends received from GISC are recorded as investment income and amounted to $10,000,000 in 1997, $9,500,000 in 1996 and 6,700,000 in 1995.

      Short-Term Investments: Short-term investments are stated at amortized cost and consist primarily of investments having maturities at the date of purchase of six months or less. Market values for such investments approximate carrying value.

      Loans on Policies: Loans on policies are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Investment Reserves: In compliance with regulatory requirements, the Company maintains the Asset Valuation Reserve (AVR) and the Interest Maintenance Reserve (IMR). The AVR is intended to stabilize surplus against market fluctuations in the value of equities and credit related declines in the value of bonds. Changes in the AVR are recorded directly to unassigned surplus. The IMR captures net after-tax realized capital gains which result from changes in the overall level of interest rates for fixed income investments and amortizes these net capital gains into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR, consistent with prior years. Any net negative IMR amounts are treated as a non-admitted asset.

      Contract and Policy Reserves: Fixed deferred reserves represent the fund balance left to accumulate at interest under fixed annuity contracts that were offered directly by the Company, a fixed rate option that is offered to variable annuity contractowners and a single premium deferred annuity that is offered by the Company. The Company no longer offers the fixed annuity contracts.

      The estimated fair value of contractholder account balances within the fixed deferred reserves has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions and are only guaranteed for one year.

      The interest rate credited on fixed annuity contracts included in fixed deferred reserves for 1997 and 1996 was 5.75%. The interest rate credited on the fixed rate option that is offered to certain variable annuity contractowners was 5.50% during 1997. For the fixed rate option currently issued, the issue and renewal interest

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS


                                December 31, 1997


rates credited varies from month to month and ranged from 5.25% to 5.40% in 1997. For single premium deferred annuities the rates ranged from 5.00% to 6.00% in 1997. Fixed immediate reserves are a liability within the general account for those annuitants that have elected a fixed annuity payout option. The immediate contract reserve is computed using the 1971 IAM Table and the 1983 IAM Table and a 4% discount rate.

      The loan collateral fund reserve is the cash value of loaned variable life policyowner account values. The reserve is credited with interest at 4% per annum for single premium variable life policyowners, 6.5% for annual pay variable life policyowners and 7% for other variable life policyowners.

      Non-admitted Assets: Certain assets designated as "non-admitted assets" in accordance with rules and regulations of the Department of Insurance of the State of Delaware are charged directly to unassigned surplus. At December 31, 1997 and 1996 non-admitted assets consisted of agents' balances and miscellaneous receivables in the amounts of $82,380 and $123,785, respectively.

      Acquisition Costs: Commissions and other costs incurred in acquiring new business are charged to operations as incurred.

      Premiums and Other Revenues: Premiums and annuity considerations are recognized for funds received on variable life insurance and annuity products. Corresponding transfers to/from separate accounts are included in the expenses.

      Revenue also includes service fees from the separate accounts consisting of mortality and expense charges, annual administration fees, charges for the cost of term insurance related to variable life policies and penalties for early withdrawals. Services fees were not charged on separate account assets of $162,522,811 and $142,722,353 at December 31, 1997 and 1996, respectively, which represent investments in The Guardian's employee benefit plans.

      Federal Income Taxes: The provision for federal income taxes is based on income from operations currently taxable, as well as accrued market discount on bonds. Realized gains and losses are reported after adjustment for the applicable federal income taxes. The taxable portion of unrealized appreciation of the Company's separate account investments is included in operations for 1997 and 1996, and in surplus in 1995.

      Other: Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the 1997 presentation.

Note 3 -- Federal Income Taxes

      The Company's federal income tax return is consolidated with its parent, The Guardian. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with the tax sharing agreement between and among the parent and participating subsidiaries, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Estimated payments are made between the members of the group during the year.

      A reconciliation of federal income tax expense, based on the prevailing corporate income tax rate of 35% for 1997, 1996 and 1995 to the federal income tax expense reflected in the accompanying financial statements is as follows:


                                                                         For the
                                                                 Year Ended December 31,
                                                      --------------------------------------------
                                                          1997            1996            1995
                                                      ------------    ------------    ------------
Income tax at prevailing corporate income tax rates
   applied to pretax statutory income .............   $ 13,873,514    $  8,270,274    $  1,768,688
Add (deduct) tax effect of:
   Adjustment for annuity and other reserves ......       (291,470)     (1,478,476)        337,668
   DAC Tax ........................................      1,712,811         867,731         666,260
   Dividend from subsidiary .......................     (3,500,000)     (3,325,000)     (2,345,000)
   Other-- net ....................................        278,645        (393,069)         12,051)
                                                      ------------    ------------    ------------
Federal income taxes ..............................   $ 12,073,500    $  3,941,460    $    439,667
                                                      ============    ============    ============


                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS


                               December 31, 1997


      The provision for federal income taxes includes deferred taxes in 1997, 1996 and 1995 of $181,145, $353,051 and $304,923, respectively, applicable to the difference between the tax basis and the financial statement basis of recording investment income relating to accrued market discount.

Note 4 -- Investments

      The major categories of net investment income are summarized as follows:


                                             For the Year Ended December 31,
                                       -----------------------------------------
                                           1997           1996           1995
                                       -----------    -----------    -----------
Fixed maturities ..................    $31,806,228    $28,234,145    $25,795,915
Affiliated money market funds .....        524,277        121,733        130,729
Subsidiary ........................     10,000,000      9,500,000      6,700,000
Policy loans ......................      3,386,194      3,089,114      2,847,532
Short-term investments ............      2,280,599      1,204,805      1,166,264
Joint venture dividend ............      1,047,525        623,160        684,306
Other .............................         59,779         55,301         14,951
                                       -----------    -----------    -----------
                                        49,104,602     42,828,258     37,339,697
Less: Investment expenses .........      1,110,848        461,356      1,046,099
                                       -----------    -----------    -----------
Net investment income .............    $47,993,754    $42,366,902    $36,293,598
                                       ===========    ===========    ===========


      Gross realized gains and losses, less applicable federal income taxes and transfer to IMR, are summarized as follows:


                                                      For the Year Ended December 31,
                                                -----------------------------------------
                                                   1997           1996           1995
                                                -----------    -----------    -----------
Realized gains from dispositions:
   U.S. Government bonds ....................   $   722,440    $ 1,014,811    $   438,127
   Corporate debt securities ................       413,022      1,014,562        555,817
   Common stocks ............................           174             --             --
   Seed investment redeemed .................            --             --        717,499
   Foreign exchange .........................         2,791         11,599             --
Realized losses from dispositions:
   U.S. Government bonds ....................       744,168        181,025          7,498
   Corporate debt securities ................       399,618        617,325        370,353
   Foreign exchange .........................         5,773             --         10,145
   Short term investments ...................         1,218            191             --
                                                -----------    -----------    -----------
   Net realized capital gains (losses) ......       (12,350)     1,242,431      1,323,447
                                                -----------    -----------    -----------
Federal income tax expense (benefit):
   Current ..................................      (269,216)       829,609        622,821
   Deferred .................................      (209,059)      (394,759)       (42,290)
                                                -----------    -----------    -----------
   Total federal income tax expense (benefit)      (478,275)       434,850        580,531
                                                -----------    -----------    -----------
Transfer to IMR .............................        (6,202)       800,041        400,461
                                                -----------    -----------    -----------
Net realized gains (losses) .................   $   472,127    $     7,540    $   342,455
                                                ===========    ===========    ===========


      The market values of bonds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, fair value is estimated by management using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category at December 31, 1997 and 1996 are as follows:

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS


                                December 31, 1997


                                                               December 31, 1997
                                          ---------------------------------------------------------
                                                            Gross          Gross         Estimated
                                                          Unrealized     Unrealized       Market
                                              Cost          Gains          Losses          Value
                                          ------------   ------------   ------------   ------------
U.S. Treasury securities & obligations
   of U.S. government corporations
   and agencies .......................   $ 65,358,213   $  1,550,649   $     16,198   $ 66,892,664
Obligations of states and political
   subdivisions .......................     71,909,687        795,387         41,850     72,663,224
Debt securities issued by foreign
   governments ........................      7,062,711             --        115,745      6,946,966
Corporate debt securities .............    340,417,221      6,143,061      1,010,829    345,549,453
Common stock of subsidiary ............      9,398,292      2,674,851             --     12,073,143
Affiliated mutual funds ...............     23,279,949      7,271,237             --     30,551,186
                                          ------------   ------------   ------------   ------------
                                          $517,426,073   $ 18,435,185   $  1,184,622   $534,676,636
                                          ============   ============   ============   ============

                                                             December 31, 1996
                                          ---------------------------------------------------------
                                                            Gross          Gross         Estimated
                                                          Unrealized     Unrealized       Market
                                              Cost          Gains          Losses          Value
                                          ------------   ------------   ------------   ------------
U.S.  Treasury securities & obligations
   of U.S. government corporations
   and agencies .......................   $133,436,167   $    761,811   $    435,887   $133,762,091
Obligations of states and political
   subdivisions .......................     40,444,325        148,692         70,771     40,522,246
Debt securities issued by foreign
   governments ........................      3,491,091             --         65,431      3,425,660
Corporate debt securities .............    313,074,365      2,279,414      1,792,612    313,561,167
Common stock of subsidiary ............      9,398,292             --      1,651,649      7,746,643
Affiliated mutual funds ...............      2,755,672             --             --      2,755,672
                                          ------------   ------------   ------------   ------------
                                          $502,599,912   $  3,189,917   $  4,016,350   $501,773,479
                                          ============   ============   ============   ============

      The amortized cost and estimated market value of debt securities at December 31, 1997 and 1996, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                       As of December 31, 1997
                                                     ---------------------------
                                                                      Estimated
                                                       Amortized       Market
                                                         Cost           Value
                                                     ------------   ------------
Due in one year or less ..........................   $ 59,694,316   $ 59,737,770
Due after one year through five years ............    234,805,896    236,867,373
Due after five years through ten years ...........    103,002,869    106,604,446
Due after ten years ..............................     21,552,124     22,383,887
                                                     ------------   ------------
                                                      419,055,205    425,593,476
Sinking fund bonds
   (including collateralized mortgage obligations)     65,692,627     66,458,831
                                                     ------------   ------------
                                                     $484,747,832   $492,052,307
                                                     ============   ============

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS


                                December 31, 1997


                                                       As of December 31, 1996
                                                     ---------------------------
                                                                      Estimated
                                                       Amortized       Market
                                                         Cost           Value
                                                     ------------   ------------
Due in one year or less ..........................   $ 64,861,358   $ 65,045,326
Due after one year through five years ............    286,602,923    287,118,976
Due after five years through ten years ...........     74,354,923     74,503,267
Due after ten years ..............................     25,247,736     25,461,329
                                                     ------------   ------------
                                                      451,066,940    452,128,898
Sinking fund bonds
   (including collateralized mortgage obligations)     39,379,008     39,142,266
                                                     ------------   ------------
                                                     $490,445,948   $491,271,164
                                                     ============   ============

Note 5 -- Reinsurance Ceded

      The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with affiliated companies and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves related to the reinsurance business and corresponding assets are held by the Company. Accordingly, policy reserves include $76,669,184 and $447,494,766 at December 31, 1997 and 1996, respectively, applicable to policies reinsured under modified coinsurance agreements. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company.

      The effect of these agreements on the components of the Company's gain from operations in the accompanying statements of operations are as follows:


                                                  For the Year Ended December 31,
                                           --------------------------------------------
                                               1997            1996            1995
                                           ------------    ------------    ------------
Premiums and deposits ..................   $(43,873,731)   $(83,250,212)   $(41,212,253)
Net investment income ..................             --         (61,779)             --
Commission and expense allowances ......      7,885,341      14,508,839      10,057,974
Reserve adjustments ....................     16,268,128      30,636,445     (32,192,749)
Other income ...........................      1,875,163         (25,000)             --
                                           ------------    ------------    ------------
  Revenues .............................    (17,845,099)    (38,191,707)    (63,347,028)


Policyholder benefits ..................    (10,975,075)    (26,873,945)    (57,577,405)
Increase in aggregate reserves .........     22,859,719      (5,658,260)    (11,909,990)
Reinsurance terminations ...............    (27,421,066)    (15,470,015)     11,002,701
General expenses .......................        (40,452)        (81,667)        (48,640)
                                           ------------    ------------    ------------
  Deductions ...........................    (15,576,874)    (48,083,887)    (58,533,334)
                                           ------------    ------------    ------------

Net income (loss) from reinsurance ceded   $ (2,268,225)   $  9,892,180    $ (4,813,694)
                                           ============    ============    ============

Note 6 -- Reinsurance Assumed

      The Company has entered into various coinsurance agreements with non-affiliated and affiliated companies. The Company assumes certain life and disability income policies.

      The effect of these agreements on the components of the Company's gain from operations in the accompanying statements of operations are as follows:

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS


                                December 31, 1997



                                                    For the Year Ended December 31,
                                            --------------------------------------------
                                                1997            1996            1995
                                            ------------    ------------    ------------
Premiums and deposits ...................   $   (389,221)   $ 41,133,358    $  7,153,623
Net investment income ...................         45,288          94,657          62,847
Other income ............................        (62,752)        375,404          32,528
                                            ------------    ------------    ------------
  Revenues ..............................       (406,685)     41,603,419       7,248,998


Policyholder benefits ...................      3,967,619       8,076,053       5,086,702
Increase in aggregate reserves ..........    (31,677,857)     31,556,908        (357,463)
Reinsurance expenses ....................     27,603,602        (452,476)      1,451,058
Other expenses ..........................      1,885,300         551,319          54,043
                                            ------------    ------------    ------------
  Deductions ............................      1,778,664      39,731,804       6,234,340
                                            ------------    ------------    ------------

Net income (loss)from reinsurance assumed   $ (2,185,349)   $  1,871,615    $  1,014,658
                                            ============    ============    ============

      The Company terminated, during 1997, an assumption agreement with an unaffiliated company. Under this agreement, included in the consolidated statements of income are $(2.3) million, $20.2 million and $7.2 million of premiums at December 31, 1997, 1996 and 1995, respectively.

Note 7 -- Related Party Transactions

      Registered representatives of the Guardian Investor Services Corporation produce a major portion of the Company's business. During 1997, 1996 and 1995, premium and annuity considerations produced by GISC amounted to $564,519,265, $528,353,595 and $400,148,692, respectively. The related commissions paid to GISC amounted to $1,979,926, $1,851,468 and $1,409,708 for 1997, 1996 and 1995,
respectively.

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $60,009,449 in 1997, $41,129,644 in 1996 and $24,989,111 in 1995, and, in the
opinion of management, were considered appropriate for the services rendered.

      The company had an investment in the Guardian Real Estate Account (GREA), which was established in 1987 under Delaware insurance law as an insurance company separate account. GIAC had contributed capital to GREA since it was established to provide for funds and to preserve liquidity. Effective December 19, 1997, GREA was liquidated and, as a result, $6,746,290 was returned to GIAC in the form of capital and there was a realized gain recorded of $969,045 included in the net gain from operations of separate accounts.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. These funds consist of The Guardian Park Avenue Fund, The Guardian Stock Fund, The Guardian Small Cap Stock Fund, The Guardian Bond Fund, The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund, The Guardian Asset Allocation Fund, The Guardian Investment Quality Bond Fund, The Guardian Cash Management Fund and The Guardian Cash Fund. Each of these funds has an investment advisory agreement with GISC, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund and The Guardian Baillie Gifford International Fund. The investments as of December 31, 1997 and 1996 are as follows:

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS


                                December 31, 1997


                                                      1997             1996
                                                 --------------   --------------
The Guardian Park Avenue Fund ................   $  371,662,107   $  251,812,050
The Guardian Stock Fund ......................    3,222,051,866    2,226,887,181
The Guardian Small Cap Stock Fund ............       60,104,422               --
The Guardian Bond Fund .......................      355,417,535      354,316,320
The Baillie Gifford International Fund .......      442,651,457      400,894,824
The Baillie Gifford Emerging
  Markets Fund ...............................       65,038,546       45,571,916
TheGuardian Baillie Gifford International Fund        3,378,730           19,720
The Guardian Asset Allocation Fund ...........       14,910,420           46,623
The Guardian Investment Quality Bond Fund ....        1,546,854            9,385
The Guardian Cash Management Fund ............       22,250,501        3,113,523
The Guardian Cash Fund .......................      368,122,449      378,321,710
                                                 --------------   --------------
                                                 $4,927,134,887   $3,660,993,252
                                                 ==============   ==============

      The Company, in agreement with Baillie Gifford Overseas Ltd., has a joint venture company - Guardian Baillie Gifford Ltd. (GBG) - that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds, except for The Guardian Baillie Gifford Emerging Markets Fund, are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company maintains an investment in an affiliated money market mutual fund, The Guardian Cash Management Fund. At December 31, 1997 and 1996 this amounted to $2,888,149 and $2,755,672, respectively. The Company also made an investment in an affiliated small cap stock mutual fund during 1997, The Guardian Small Cap Stock Fund. At December 31, 1997 this investment amounted to $27,663,037.

Note 8 -- Separate Accounts

      The following represents a reconciliation of net transfers from GIAC to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:


                                                                 For the Year Ended December 31,
                                                    -----------------------------------------------------
                                                          1997               1996               1995
                                                    ---------------    ---------------    ---------------
Transfers to separate accounts ..................   $ 1,054,380,697    $   767,741,428    $   582,715,569
Transfers from separate accounts ................      (782,891,638)      (518,683,141)      (398,531,802)
                                                    ---------------    ---------------    ---------------
  Net transfers to separate accounts ............       271,489,059        249,058,287        184,183,767
                                                    ---------------    ---------------    ---------------
Reconciling Adjustments:
Mortality & expense guarantees-- variable annuity        70,027,514         53,219,656         41,474,872
Mortality & expense guarantees-- variable life ..         2,021,656          1,687,711          1,571,955
Administrative fees-- variable annuity ..........         4,095,230          3,867,120          3,513,459
Cost of insurance-- variable life ...............        11,205,120          4,844,028          4,232,564
                                                    ---------------    ---------------    ---------------
  Total adjustments .............................        87,349,520         63,618,515         50,792,850
                                                    ---------------    ---------------    ---------------
Transfers as reported in the Statement of
  Operations of GIAC ............................   $   358,838,579    $   312,676,802    $   234,976,617
                                                    ===============    ===============    ===============


                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS


                                December 31, 1997


Note 9 -- Annuity Actuarial Reserves and Deposit Liabilities

      The following describes withdrawal characteristics of annuity actuarial reserves and deposit liabilities:

                                        For the Year Ending 1997  For the Year Ending 1996
                                        ------------------------  ------------------------
                                             Amount        %          Amount        %
                                          ------------   ------    ------------   ------
Subject to discretionary withdrawal
   with market value adjustment .......   $ 46,276,766    10.19%   $ 44,480,214    10.22%
                                          ------------   ------    ------------   ------
   Total with adjustment or at
     market value .....................     46,276,766    10.19      44,480,214    10.22
   at book value without adjustment
     (minimal or no charge or
     adjustment) ......................    313,725,462    69.05     302,433,090    69.45
Not subject to discretionary withdrawal     94,338,339    20.76      88,546,538    20.33
                                          ------------   ------    ------------   ------
Total (gross) .........................    454,340,567   100.00     435,459,842   100.00
Reinsurance ceded .....................             --       --           4,879       --
                                          ------------   ------    ------------   ------
Total .................................   $454,340,567   100.00%   $435,454,963   100.00%
                                          ============   ======    ============   ======

      This does not include $6,647,606,347 and $5,098,658,097 of non-guaranteed annuity reserves held in separate accounts, and $3,572,284 and $2,927,130 at December 31, 1997 and 1996, respectively, in annuity reserves being held as a loan collateral fund for loans on certain annuity contracts.

Note 10 - Statutory Financial Information

      The following reconciles the statutory net income of the Company as reported to the regulatory authorities to consolidated GAAP net income:


                                                         For the Year Ended December 31,
                                                 --------------------------------------------
                                                     1997            1996            1995
                                                 ------------    ------------    ------------
Statutory net income .........................   $ 28,037,239    $ 19,695,432    $  4,956,175
Adjustments to restate to the basis of GAAP:
   Net income of subsidiaries ................      4,326,500         142,201         298,534
   Change in deferred policy acquisition costs     41,883,919      42,525,493      31,247,939
   Deferred premiums .........................     (5,542,795)      3,238,115      (1,643,253)
   Re-estimation of future policy benefits ...     (3,353,249)     26,953,558         297,442
   Reinsurance ...............................     12,372,471     (36,353,822)     15,465,956
   Deferred federal income tax expense .......    (16,212,244)    (13,074,280)    (15,681,250)
   Elimination of interest maintenance reserve       (111,783)       (333,219)       (257,381)
   Other, net ................................        201,840      (2,444,872)      2,598,780
                                                 ------------    ------------    ------------
Consolidated GAAP net income .................   $ 61,601,898    $ 40,348,606    $ 37,282,942
                                                 ============    ============    ============


                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS


                                December 31, 1997



      The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder's equity:


                                                                    December 31,
                                                  -----------------------------------------------
                                                      1997             1996             1995
                                                  -------------    -------------    -------------
Statutory capital and surplus .................   $ 182,704,232    $ 153,780,908    $ 141,877,927
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs ..........     267,369,685      221,475,216      178,010,226
   Elimination of asset valuation reserve .....      26,305,528       15,121,269        9,341,353
   Re-estimation of future policy benefits ....      41,283,947       31,167,840        4,214,282
   Establishment of deferred federal income tax     (84,703,745)     (65,164,526)     (53,962,281)
   Unrealized gains on investments ............       7,852,564        2,313,203       10,655,552
   Other liabilities ..........................     (33,486,652)     (32,389,767)       1,811,239
   Deferred premiums ..........................      (7,024,891)      (1,482,096)      (4,720,211)
   Other, net .................................      (3,468,519)      (2,215,098)      (1,276,761)
                                                  -------------    -------------    -------------
     Consolidated GAAP stockholder's equity ...   $ 396,832,149    $ 322,606,949    $ 285,951,326
                                                  =============    =============    =============


                        REPORT OF INDEPENDENT ACCOUNTANTS


February 10, 1998


To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.

      We have audited the accompanying statutory basis balance sheets of The Guardian Insurance & Annuity Company, Inc. as of December 31, 1997 and 1996, and the related statutory basis statements of operations, of changes in common stock and surplus and of cash flows for the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      As described in Note 2, these financial statements were prepared in conformity with accounting practices prescribed or permitted by insurance regulatory authorities (statutory basis of accounting), which is a comprehensive basis of accounting other than generally accepted accounting principles. Accordingly, the financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the financial statements of the variances between such practices and generally accepted accounting principles are material and are described in Note 2.

      In our report dated February 9, 1996, we expressed an opinion that the 1995 financial statements, prepared using accounting practices prescribed or permitted by insurance regulatory authorities, were presented fairly, in all material respects, in conformity with generally accepted accounting principles. As described in Note 2 to these financial statements, pursuant to pronouncements of the Financial Accounting Standards Board, financial statements of mutual life insurance companies and their wholly owned stock insurance company subsidiaries are no longer considered presentations in conformity with generally accepted accounting principles. Accordingly, our present opinion on the presentation of the 1995 financial statements, as presented herein, is different from that expressed in our report dated February 9, 1996.

      In our opinion, the financial statements referred to above (1) do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Guardian Insurance & Annuity Company, Inc. at December 31, 1997 and 1996, or the results of its operations or its cash flows for the three years in the period ended December 31, 1997, because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles, and (2) present fairly, in all material respects, its financial position and the results of its operations and its cash flows, in conformity with accounting practices prescribed or permitted by insurance regulatory authorities.


/s/ Price Waterhouse LLP


PRICE WATERHOUSE LLP
New York, New York

                         The Guardian Separate Account A

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) The following financial statements have been incorporated by reference or are included in Part B:

            (1) The Guardian Separate Account A (incorporated by reference into Part B):


                  Statement of Assets and Liabilities as of December 31, 1997

                  Statement of Operations for the Year Ended December 31, 1997

                  Statements of Changes in Net Assets for the Two Years Ended December 31, 1997 and 1996


                  Notes to Financial Statements

                  Report of Price Waterhouse LLP, Independent Accountants

            (2) The Guardian Insurance & Annuity Company, Inc. (included in Part B):


                  Statutory Basis Balance Sheets as of December 31, 1997 and
                  1996

                  Statutory Basis Statements of Operations for the Three Years Ended December 31, 1997, 1996 and 1995

                  Statutory Basis Statements of Changes in Common Stock and Surplus for the Three Years Ended December 31, 1997, 1996 and 1995

                  Statutory Basis Statements of Cash Flow for the Three Years Ended December 31, 1997, 1996 and 1995


                  Notes to Statutory Basis Financial Statements

                  Report of Price Waterhouse LLP, Independent Accountants

      (b)   Exhibits

               Number         Description


               1 Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account


               2              Not Applicable

               3              Underwriting and Distribution Contracts:

                              (a) Distribution and Service Agreement between The
                                  Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation


                              (b) Form of Broker-Dealer Supervisory and Service
                                  Agreement

               4              Specimen of Variable Annuity Contract





               5              Form of Application for Variable Annuity
                              Contract

               6              (a) Certificate of Incorporation of The Guardian
                                  Insurance & Annuity Company, Inc.

                              (b) By-laws of The Guardian Insurance & Annuity
                                  Company, Inc.

               7 Automatic Indemnity Reinsurance Agreement between The Guardian Insurance & Annuity Company, Inc. and The Guardian Life Insurance Company of America

               8 Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.

               9              Opinion and Consent of Counsel


               10             (a) Consent of Price Waterhouse LLP

               11             Not Applicable

               12 Agreement with Respect to Providing the Initial Capital for Separate Account A(1)


               13 Powers of Attorney executed by a majority of the Board of Directors and principal officers of The Guardian Insurance & Annuity Company, Inc.




               27             Financial Data Schedule

----------

(1) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed.

Item 25. Directors and Officers of the Depositor


      The following is a list of directors and officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 201 Park Avenue South, New York, New York 10003.

            Name                         Office/Title

            Joseph D. Sargent            President, Chief Executive Officer
                                           & Director
            John M. Smith                Executive Vice President & Director
            Frank J. Jones               Executive Vice President, Chief
                                           Investment Officer & Director
            Edward K. Kane               Executive Vice President & Director
            Philip H. Dutter             Director
            Arthur v. Ferrara            Director
            Leo R. Futia                 Director
            Peter L. Hutchings           Director
            William C. Warren            Director
            Eileen McDonnell             Vice President, Group Pensions
            Ryan W. Johnson              Vice President, Equity Sales
            Thomas R. Hickey, Jr.        Vice President, Operations
            John M. Fagan                Vice President
            Thomas G. Sorrell            Vice President
            Frank L. Pepe                Vice President & Controller
            Charles G. Fisher            Vice President & Actuary
            William C. Frentz            Vice President, Real Estate
            Michele S. Babakian          Vice President
            Donald P. Sullivan, Jr.      Vice President
            Richard T. Potter, Jr.       Vice President & Counsel
            Raymond J. Henry             Second Vice President
            Paul Iannelli                Second Vice President
            Alexander M. Grant, Jr.      Second Vice President
            Ann T. Kearney               Second Vice President
            Peggy L. Coppola             Second Vice President
            Joseph A. Caruso             Vice President & Secretary
            Earl Harry                   Treasurer

Item 26. Persons Controlled by or under Common Control with Registrant


      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), as of February 28, 1998:

                                              State of           Percent of
                                            Incorporation     Voting Securities
             Name of Entity                or Organization          Owned
              -------------                 -------------      --------------

The Guardian Insurance &                      Delaware              100%
  Annuity Company, Inc.
Guardian Asset Management                     Delaware              100%
  Corporation
Park Avenue Life Insurance                    Delaware              100%
  Company
Guardian Reinsurance Services, Inc.          Connecticut            100%
Physicians Health Services, Inc.              Delaware               14%
Private Healthcare Systems, Inc.              Delaware               14%
Managed Dental Care, Inc.                    California             100%
The Guardian Baillie Gifford                Massachusetts            25.5%
  International Fund
The Guardian Investment Quality             Massachusetts            44.7%
  Bond Fund
Baillie Gifford International Fund            Maryland               18.1%
Baillie Gifford Emerging Markets Fund         Maryland               26.3%
The Guardian Tax-Exempt Bond Fund          Massachusetts             87.4%
The Guardian Asset Allocation Fund         Massachusetts             12.7%
The Guardian Park Avenue Small Cap
  Fund                                     Massachusetts             21.4%
The Guardian Baillie Gifford Emerging
  Markets Fund                             Massachusetts             78.4%

      The following list sets forth the persons directly controlled by GIAC or other affiliates of Guardian Life, and thereby indirectly controlled by Guardian Life, as of April 1, 1998:


                                                                Approximate
                                                           Percentage of Voting
                                            Place of         Securities Owned
                                          Incorporation      by Guardian Life
             Name of Entity              or Organization        Affiliates
              -------------               -------------      -----------------

Guardian Investor Services Corporation       New York              100%
Guardian Baillie Gifford Ltd.                Scotland               51%
The Guardian Cash Fund, Inc.                 Maryland              100%
The Guardian Bond Fund, Inc.                 Maryland              100%
The Guardian Stock Fund, Inc.                Maryland              100%
GIAC Funds, Inc.                             Maryland              100%

Item 27. Number of Contractowners


      Type of Contract                      Number as of April 1, 1998
      ----------------                      --------------------------

         Non-Qualified (Individual) .............     7,163
         Qualified (Individual) .................     9,738
         Qualified (Group) ......................       307
                                                     ------
                  Total .........................    17,208


Item 28. Indemnification

            Reference is made to Article VIII of GIAC's By-Laws, as supplemented by Section 3.2 of the Certificate of Incorporation of GIAC, filed as Exhibits 6(b) and 6(a), respectively, to this Registration Statement and incorporated herein by reference.

Item 29. Principal Underwriters


            (a) Guardian Investor Services Corporation ("GISC") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Stock Fund, Inc.; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Park Avenue Tax-Efficient Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E and The Guardian Separate Account K, which are all registered as unit investment trusts under the 1940 Act.

            (b) The following is a list of directors and officers of GISC. The principal business address of each person is 201 Park Avenue South, New York, New York 10003.

                  Name                         Office/Title
                  ----                         ------------

                  John M. Smith                President & Director
                  Arthur v. Ferrara            Director
                  Leo R. Futia                 Director
                  Peter L. Hutchings           Director
                  Philip H. Dutter             Director
                  Joseph D. Sargent            Director
                  William C. Warren            Director
                  Frank J. Jones               Director
                  John M. Fagan                Vice President
                  Ryan W. Johnson              Senior Vice President & National
                                                 Sales Director
                  Frank L. Pepe                Vice President & Controller
                  Thomas R. Hickey, Jr.        Senior Vice President, Operations
                  Donald P. Sullivan, Jr.      Vice President
                  Richard T. Potter, Jr.       Vice President & Counsel

                  Name                         Office/Title
                  ----                         ------------

                  Ann T. Kearney               Second Vice President
                  Alexander M. Grant, Jr.      Second Vice President
                  Kevin S. Alter               Second Vice President
                  Peggy L. Coppola             Second Vice President
                  Joseph A. Caruso             Vice President & Secretary
                  Earl C. Harry                Treasurer


Item 30. Location of Accounts and Records

            Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 201 Park Avenue South, New York, New York 10003.

Item 31. Management Services

            None.

Item 32. Undertakings

            The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by GIAC.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account A certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th day of April, 1998.


                                   The Guardian Separate Account A
                                   (Registrant)

                                   By: THE GUARDIAN INSURANCE & ANNUITY
                                       COMPANY, INC.
                                        (Depositor)


                                   By: /s/ THOMAS R. HICKEY, JR.
                                       --------------------------------------
                                           Thomas R. Hickey, Jr.
                                           Vice President, Operations

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


  s/JOSEPH D. SARGENT*                         President, Chief Executive
---------------------------------                Officer and Director
    Joseph D. Sargent
(Principal Executive Officer)


  s/FRANK J. JONES*                            Executive Vice President, Chief
---------------------------------                Investment Officer and Director
    Frank J. Jones
(Principal Financial Officer)





  s/FRANK L. PEPE*                             Vice President and Controller
---------------------------------
    Frank L. Pepe
(Principal Accounting Officer)


  s/JOHN M. SMITH*                             Executive Vice President
---------------------------------                and Director
    John M. Smith


 s/ARTHUR D. FERRARA*                          Director
---------------------------------
   Arthur D. Ferrara


 s/WILLIAM C. WARREN*                          Director
---------------------------------
   William C. Warren



 s/EDWARD K. KANE*                             Executive Vice President
---------------------------------                and Director
   Edward K. Kane



  s/LEO R. FUTIA*                              Director
---------------------------------
    Leo R. Futia


  s/PHILIP H. DUTTER*                          Director
---------------------------------
    Philip H. Dutter


  s/PETER L. HUTCHINGS*                        Director
---------------------------------
    Peter L. Hutchings

By s/ THOMAS R. HICKEY, JR.                    Date: April 30, 1998
   ------------------------------
     Thomas R. Hickey, Jr.
    Vice President, Operations
*Pursuant to a Power of Attorney

                         The Guardian Separate Account A

                                  Exhibit Index

Number            Description
------            -----------

1                 Board Resolutions

3(a)              Distribution and Service Agreement

3(b)              Form of Broker-Dealer Agreement

4                 Specimen of Variable Annuity Contract

5                 Form of Application

6(a)              Certificate of Incorporation

6(b)              By-Laws

7                 Automatic Indemnity Reinsurance Agreement

8                 Agreement for Services

9                 Opinion and Consent of Counsel

10(a)             Consent of Price Waterhouse LLP

13                Powers of Attorney


27                Financial Data Schedule